August 1997
ACC00002 (8/97)

--------------------------------------------------------------------------------


                 T  A  B  L  E   O  F   C  O  N  T  E  N  T  S
--------------------------------------------------------------------------------




                                                                     PAGE
         WRL SERIES ANNUITY ACCOUNT
          FREEDOM AND ATTAINER
           STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS        1
           Statements of Operations   ..............................    1
           Statements of Changes in Equity Accounts  ...............    5
           Selected Per Unit Data and Ratios   .....................    8
           Notes to Financial Statements    ........................   14
          Bellwether and Conqueror
           STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS       16
           Statements of Operations   ..............................   16
           Statements of Changes in Equity Accounts  ...............   20
           Selected Per Unit Data and Ratios   .....................   23
           Notes to Financial Statements    ........................   29

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30,1997
(UNAUDITED)
--------------------------------------------------------------------------------







                                                                                                                   SHORT-TO-
                                                                                                                 INTERMEDIATE
                                                    MONEY MARKET           BOND                 GROWTH            GOVERNMENT
                                                    SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares   ....................................   48,116,144.840       3,678,916.860        15,061,022.970         691,332.897
                                                 =================   =================    ==================    ===============
   Cost  ....................................... $     48,116,145    $     40,619,689     $     415,013,494     $     7,197,103
                                                 =================   =================    ==================    ===============
  Investments at net asset value    ............ $     48,116,145    $     39,710,405     $     583,123,614     $     7,174,790
  Accrued transfers from (to) depositor - net            (236,075)            (27,161)             (575,582)               (144)
                                                 -----------------   -----------------    ------------------    ---------------
   Total assets   ..............................       47,880,070          39,683,244           582,548,032           7,174,646
                                                 -----------------   -----------------    ------------------    ---------------
LIABILITIES:   .................................            4,963               4,090                60,435                 737
                                                 -----------------   -----------------    ------------------    ---------------
   Total net assets  ........................... $     47,875,107    $     39,679,154     $     582,487,597     $     7,173,909
                                                 =================   =================    ==================    ===============
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units    .................................... 3,535,053.360261    2,163,620.878624     15,847,277.776682      602,901.690274
                                                 =================   =================    ==================    ===============
   Unit value  ................................. $      13.542966    $      18.339236     $       36.756319     $     11.898969
                                                 =================   =================    ==================    ===============
   Contract Owners' equity    .................. $     47,875,107    $     39,679,154     $     582,487,597     $     7,173,909
                                                 -----------------   -----------------    ------------------    ---------------
 Depositor's equity:
   Units    ....................................         N/A                 N/A                  N/A                 N/A
                                                 =================   =================    ==================    ===============
   Unit value  ................................. $            N/A    $            N/A     $             N/A     $           N/A
                                                 =================   =================    ==================    ===============
   Depositor's equity   ........................         N/A                 N/A                  N/A                 N/A
                                                 -----------------   -----------------    ------------------    ---------------
   Total equity   .............................. $     47,875,107    $     39,679,154     $     582,487,597     $     7,173,909
                                                 =================   =================    ==================    ===============




WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------





                                                                                                                  SHORT-TO-
                                                                                                                 INTERMEDIATE
                                                             MONEY MARKET          BOND              GROWTH       GOVERNMENT
                                                              SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    .......................................   $    1,310,730  $      422,795       $     709,503   $     84,876
 Capital gain distributions  ..............................                0               0           3,985,761              0
                                                             ---------------  --------------      --------------  -------------
                                                                   1,310,730         422,795           4,695,264         84,876
 EXPENSES:
 Mortality and expense risk  ..............................          320,784         258,226           3,519,240         46,405
                                                             ---------------  --------------      --------------  -------------
  Net investment income (loss)  ...........................          989,946         164,569           1,176,024         38,471
                                                             ---------------  --------------      --------------  -------------
 Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions                    0        (907,104)         18,607,272          7,000
  Change in unrealized appreciation (depreciation)   ......                0       1,219,030          37,891,318         88,603
                                                             ---------------  --------------      --------------  -------------
   Net gain (loss) on investments  ........................                0         311,926          56,498,590         95,603
                                                             ---------------  --------------      --------------  -------------
    Net increase (decrease) in equity accounts
    resulting from operations   ...........................   $      989,946  $      476,495       $  57,674,614   $    134,074
                                                             ===============  ==============      ==============  =============

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30,1997
(UNAUDITED)
--------------------------------------------------------------------------------







                                                                           STRATEGIC             EMERGING          AGGRESSIVE
                                                        GLOBAL           TOTAL RETURN             GROWTH             GROWTH
                                                      SUB-ACCOUNT       SUB-ACCOUNT (A)        SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares    ....................................       12,945,011.826    9,821,405.330          7,496,355.714   4,253,648.987
                                                   =================== =================    ===================  ==============


   Cost   .......................................   $      199,549,436 $    117,010,007       $     108,075,559  $  60,203,805
                                                   =================== =================     ==================  ==============


  Investments at net asset value  ...............   $      270,463,812 $    155,507,674       $     149,459,846   $ 68,822,249

  Accrued transfers from (to) depositor - net                  108,451          (69,852)                137,282         10,817
                                                   ------------------- -----------------     ------------------  --------------


   Total assets    ..............................          270,572,263      155,437,822             149,597,128     68,833,066
                                                   ------------------- -----------------     ------------------  --------------


 LIABILITIES:                                                   27,965           15,949                 15,296           7,081
                                                   ------------------- -----------------     ------------------  --------------


   Total net assets   ...........................   $      270,544,298 $    155,421,873       $     149,581,832  $  68,825,985
                                                   =================== =================     ==================  ==============


EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units  .......................................    11,325,809.860861 8,894,539.318918        7,195,159.462360  4,142,566.314085
                                                   =================== =================     ==================  ================


   Unit value   .................................   $        23.887413 $      17.473853       $       20.789231  $      16.614335
                                                   =================== =================     ==================  ================


   Contract Owners' equity  .....................   $      270,544,298 $    155,421,873       $     149,581,832  $     68,825,985
                                                   ------------------- -----------------     ------------------  ----------------


 Depositor's equity:
   Units  .......................................          N/A                 N/A                  N/A                 N/A
                                                   =================== =================     ==================  ===============
   Unit value   .................................   $              N/A $            N/A       $             N/A   $     N/A
                                                   =================== =================     ==================  ===============


   Depositor's equity    ........................          N/A                 N/A                  N/A                 N/A
                                                   ------------------- -----------------     ------------------  ---------------
   Total equity    ..............................   $      270,544,298 $    155,421,873       $     149,581,832  $    68,825,985
                                                   =================== =================     ==================  ===============






WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------







                                                                                STRATEGIC         EMERGING    AGGRESSIVE
                                                                GLOBAL        TOTAL RETURN         GROWTH       GROWTH
                                                              SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT   SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    .......................................   $    1,662,923  $      230,260    $        0      $        0
 Capital gain distributions  ..............................        2,168,752         354,233       849,145         429,434
                                                             ---------------  --------------    -----------    -----------
                                                                   3,831,675         584,493       849,145         429,434
 EXPENSES:
 Mortality and expense risk  ..............................        1,504,268         883,873       872,393         399,971
                                                             ---------------  --------------    -----------    -----------
  Net investment income (loss)  ...........................        2,327,407        (299,380)      (23,248)         29,463
                                                             ---------------  --------------    -----------    -----------
 Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions            3,351,639       1,362,140     4,650,297       1,410,740
  Change in unrealized appreciation (depreciation)   ......       31,644,591      16,869,683     6,120,760       7,023,455
                                                             ---------------  --------------    -----------    -----------
   Net gain (loss) on investments  ........................       34,996,230      18,231,823    10,771,057       8,434,195
                                                             ---------------  --------------    -----------    -----------
    Net increase (decrease) in equity accounts
    resulting from operations   ...........................   $   37,323,637  $   17,932,443    $10,747,809     $8,463,658
                                                             ===============  ==============    ===========    ===========

(a) Prior to May 1, 1997, this portfolio was known as Equity-Income.







The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------







                                                                        GROWTH &          TACTICAL ASSET
                                                      BALANCED           INCOME             ALLOCATION      C.A.S.E. GROWTH
                                                    SUB-ACCOUNT      SUB-ACCOUNT (A)       SUB-ACCOUNT        SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares   ....................................    1,273,359.659       966,126.183           5,138,130.288       413,284.527
                                                 =================   ===============     ==================  ================
   Cost  ....................................... $     13,336,153    $   11,136,182       $      60,504,451   $     5,370,058
                                                 =================   ===============     ==================  ================
  Investments at net asset value    ............ $     15,465,921    $   12,200,239       $      69,725,126   $     5,799,806
  Accrued transfers from (to) depositor - net              (2,010)          (43,562)                 98,561             3,466
                                                 -----------------   ---------------     ------------------  ----------------
   Total assets   ..............................       15,463,911        12,156,677              69,823,687         5,803,272
                                                 -----------------   ---------------     ------------------  ----------------
LIABILITIES:   .................................            1,590             1,246                   7,152               589
                                                 -----------------   ---------------     ------------------  ----------------
   Total net assets  ........................... $     15,462,321    $   12,155,431       $      69,816,535   $     5,802,683
                                                 =================   ===============     ==================  ================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units    .................................... 1,192,831.600358    870,056.266088        4,829,326.157860    399,826.092994
                                                 =================   ===============     ==================  ================
   Unit value  ................................. $      12.962702    $    13.970856       $       14.456786   $     14.513018
                                                 =================   ===============     ==================  ================
   Contract Owners' equity    .................. $     15,462,321    $   12,155,431       $      69,816,535   $     5,802,683
                                                 -----------------   ---------------     ------------------  ----------------
Depositor's equity:
   Units    ....................................         N/A                N/A                 N/A                N/A
                                                 =================   ===============     ==================  ================
   Unit value  ................................. $            N/A    $          N/A       $             N/A   $           N/A
                                                 =================   ===============     ==================  ================
   Depositor's equity   ........................         N/A                N/A                 N/A                N/A
                                                 -----------------   ---------------     ------------------  ----------------
   Total equity   .............................. $     15,462,321    $   12,155,431       $      69,816,535   $     5,802,683
                                                 =================   ===============     ==================  ================




WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------







                                                                               GROWTH &        TACTICAL ASSET
                                                               BALANCED         INCOME           ALLOCATION    C.A.S.E.GROWTH
                                                             SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    .......................................   $      69,802   $     27,380       $     159,541   $      1,856
 Capital gain distributions  ..............................         110,859        148,502             435,057         30,392
                                                             --------------   -------------     --------------  -------------
                                                                    180,661        175,882             594,598         32,248
 EXPENSES:
 Mortality and expense risk  ..............................          90,469         77,993             405,308         29,950
                                                             --------------   -------------     --------------  -------------
  Net investment income (loss)  ...........................          90,192         97,889             189,290          2,298
                                                             --------------   -------------     --------------  -------------
 Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions             202,436        550,882           1,246,561         51,676
  Change in unrealized appreciation (depreciation)   ......         715,310        309,055           3,620,347        208,163
                                                             --------------   -------------     --------------  -------------
   Net gain (loss) on investments  ........................         917,746        859,937           4,866,908        259,839
                                                             --------------   -------------     --------------  -------------
    Net increase (decrease) in equity accounts
    resulting from operations   ...........................   $   1,007,938   $    957,826       $   5,056,198   $    262,137
                                                             ==============   =============     ==============  =============

(a) Prior to May 1, 1997 this sub-account was known as Utility.







The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------







                                                                                         INTERNATIONAL
                                                   GLOBAL SECTOR       VALUE EQUITY          EQUITY         U.S. EQUITY
                                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares    ....................................       224,072.104    2,796,156.362          348,417.662       612,378.105
                                                   ================ =================    ================  ================
   Cost   .......................................   $     2,318,952 $     31,734,855      $     3,638,555   $     6,522,170
                                                   ================ =================    ================  ================
  Investments at net asset value  ...............   $     2,516,819 $     36,106,455      $     3,952,508   $     7,041,852
  Accrued transfers from (to) depositor - net                58,524          (60,601)               5,311            27,252
                                                   ---------------- -----------------    ----------------  ----------------
   Total assets    ..............................         2,575,343       36,045,854            3,957,819         7,069,104
                                                   ---------------- -----------------    ----------------  ----------------
LIABILITIES:    .................................               258            3,716                  407               725
                                                   ---------------- -----------------    ----------------  ----------------
   Total net assets   ...........................   $     2,575,085 $     36,042,138      $     3,957,412   $     7,068,379
                                                   ================ =================    ================  ================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units  .......................................    180,780.411328 2,817,716.234979       321,004.712872    603,481.118780
                                                   ================ =================    ================  ================
   Unit value   .................................   $     11.158275 $      12.791259      $     11.274527   $     11.428609
                                                   ================ =================    ================  ================
   Contract Owners' equity  .....................   $     2,017,198 $     36,042,138      $     3,619,176   $     6,896,950
                                                   ---------------- -----------------    ----------------  ----------------
 Depositor's equity:
   Units  .......................................     49,997.602730         N/A             30,000.000000     15,000.000000
                                                   ================ =================    ================  ================
   Unit value   .................................   $     11.158275 $            N/A      $     11.274527   $     11.428609
                                                   ================ =================    ================  ================
   Depositor's equity    ........................           557,887         N/A                   338,236           171,429
                                                   ---------------- -----------------    ----------------  ----------------
   Total equity    ..............................   $     2,575,085 $     36,042,138      $     3,957,412   $     7,068,379
                                                   ================ =================    ================  ================




WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------





                                                                                               INTERNATIONAL
                                                            GLOBAL SECTOR     VALUE EQUITY         EQUITY         U.S. EQUITY
                                                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
INVESTMENT INCOME:
 Dividend Income    .......................................  $      7,013    $      15,915       $        0       $        0
 Capital gain distributions  ..............................             0                0                0                0
                                                             ------------    -------------       ----------       ----------
                                                                    7,013           15,915                0                0
 EXPENSES:
 Mortality and expense risk  ..............................        15,851          157,443           11,003           17,776
                                                             ------------    -------------       ----------       ----------
  Net investment income (loss)  ...........................        (8,838)        (141,528)         (11,003)         (17,776)
                                                             ------------    -------------       ----------       ----------
 Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions            57,321          373,948            2,663          (61,778)
  Change in unrealized appreciation (depreciation)   ......       114,531        3,192,578          313,953          519,682
                                                             ------------    -------------       ----------       ----------
   Net gain (loss) on investments  ........................       171,852        3,566,526          316,616          457,904
                                                             ------------    -------------       ----------       ----------
    Net increase (decrease) in equity accounts
    resulting from operations   ...........................  $    163,014    $   3,424,998       $  305,613       $  440,128
                                                             ============    =============       ==========       ==========

(a) The inception date of this sub-account was January 2, 1997.






The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------






                                                              MONEY MARKET                         BOND
                                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                                         June 30       December 31       June 30        December 31
                                                          1997            1996            1997             1996
                                                     ---------------- -------------- ---------------- ----------------
OPERATIONS:
  Net investment income (loss)    ..................  $    989,946      $  1,736,342  $    164,569     $  2,117,023
  Net gain (loss) on investments  ..................             0                 0       311,926       (2,954,123)
                                                      ------------     -------------  ------------     ------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................       989,946         1,736,342       476,495         (837,100)
                                                      ------------     -------------  ------------     ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............     8,634,897        20,115,791    (1,561,814)      (1,163,641)
                                                      ------------     -------------  ------------     ------------
  Less cost of units redeemed:
   Administrative charges   ........................        15,818            26,252        17,245           37,247
   Policy loans ....................................             0             9,353         4,029            8,380
   Surrender benefits    ...........................    12,183,806        12,019,796     4,038,033        5,573,331
   Death benefits  .................................       690,900           251,461       692,629          973,057
                                                      ------------     -------------  ------------     ------------
                                                        12,890,524        12,306,862     4,751,936        6,592,015
                                                      ------------     -------------  ------------     ------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............    (4,255,627)        7,808,929    (6,313,750)      (7,755,656)
                                                      ------------     -------------  ------------     ------------
   Net increase (decrease) in equity accounts           (3,265,681)        9,545,271    (5,837,255)      (8,592,756)
  Depositor's equity contribution (redemption)   .               0                 0             0                0
EQUITY ACCOUNTS:
  Beginning of period    ...........................    51,140,788        41,595,517    45,516,409       54,109,165
                                                      ------------     -------------  ------------     ------------
  End of period    .................................  $ 47,875,107      $ 51,140,788  $ 39,679,154     $ 45,516,409
                                                      ============     =============  ============     ============



                                                                  GROWTH
                                                                SUB-ACCOUNT
                                                        June 30        December 31
                                                          1997             1996
                                                     --------------- -----------------
OPERATIONS:
  Net investment income (loss)    .................. $  1,176,024     $  29,596,208
  Net gain (loss) on investments  ..................   56,498,590        55,089,077
                                                     -------------    -------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................   57,674,614        84,685,285
                                                     -------------    -------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............     (857,971)       20,058,281
                                                     -------------    -------------
  Less cost of units redeemed:
   Administrative charges   ........................      266,995           488,816
   Policy loans ....................................      111,972           223,257
   Surrender benefits    ...........................   48,668,713        57,167,796
   Death benefits  .................................    1,396,753         3,394,348
                                                     -------------    -------------
                                                       50,444,433        61,274,217
                                                     -------------    -------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............  (51,302,404)      (41,215,936)
                                                     -------------    -------------
   Net increase (decrease) in equity accounts           6,372,210        43,469,349
  Depositor's equity contribution (redemption)   .              0                 0
EQUITY ACCOUNTS:
  Beginning of period    ...........................  576,115,387       532,646,038
                                                     -------------    -------------
  End of period    ................................. $ 582,487,597    $ 576,115,387
                                                     =============    =============


--------------------------------------------------------------------------------






                                                           EMERGING GROWTH
                                                             SUB-ACCOUNT
                                                      June 30       December 31
                                                        1997            1996
                                                   --------------- ---------------
OPERATIONS:
  Net investment income (loss)  .................. $    (23,248)     $   4,617,838
  Net gain (loss) on investments   ...............   10,771,057         15,398,835
                                                   -------------    --------------
  Net increase (decrease) in equity accounts
  resulting from operations  .....................   10,747,809         20,016,673
                                                   -------------    --------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ............    3,038,116         17,337,483
                                                   -------------    --------------
  Less cost of units redeemed:
   Administrative charges ........................       55,130             99,632
   Policy loans  .................................        9,978             89,701
   Surrender benefits  ...........................    7,261,489          9,349,520
   Death benefits   ..............................      159,177            330,930
                                                   -------------    --------------
                                                      7,485,774          9,869,783
                                                   -------------    --------------
   Increase (decrease) in equity accounts
   from capital unit transactions  ...............   (4,447,658)         7,467,700
                                                   -------------    --------------
   Net increase (decrease) in equity accounts     .   6,300,151         27,484,373
  Depositor's equity contribution (redemption) ...            0                  0
EQUITY ACCOUNTS:
  Beginning of period  ...........................  143,281,681        115,797,308
                                                   -------------    --------------
  End of period  ................................. $ 149,581,832     $ 143,281,681
                                                   =============    ==============



                                                           AGGRESSIVE GROWTH                   BALANCED
                                                              SUB-ACCOUNT                    SUB-ACCOUNT
                                                       June 30        December 31       June 30     December 31
                                                        1997             1996            1997           1996
                                                   ---------------- ---------------- -------------- -------------
OPERATIONS:
  Net investment income (loss)  ..................  $     29,463     $  1,122,270      $     90,192 $   280,895
  Net gain (loss) on investments   ...............     8,434,195        3,923,951           917,746     814,192
                                                    ------------     ------------     ------------- ------------
  Net increase (decrease) in equity accounts
  resulting from operations  .....................     8,463,658        5,046,221         1,007,938   1,095,087
                                                    ------------     ------------     ------------- ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ............       442,499       (1,289,738)        1,543,569   2,215,506
                                                    ------------     ------------     ------------- ------------
  Less cost of units redeemed:
   Administrative charges ........................        27,474           47,456             5,614       8,994
   Policy loans  .................................        20,136           28,385             5,077       7,719
   Surrender benefits  ...........................     3,297,101        5,021,875           609,173     789,474
   Death benefits   ..............................       578,299          482,273            66,920      30,797
                                                    ------------     ------------     ------------- ------------
                                                       3,923,010        5,579,989           686,784     836,984
                                                    ------------     ------------     ------------- ------------
   Increase (decrease) in equity accounts
   from capital unit transactions  ...............    (3,480,511)      (6,869,727)          856,785   1,378,522
                                                    ------------     ------------     ------------- ------------
   Net increase (decrease) in equity accounts     .    4,983,147       (1,823,506)        1,864,723   2,473,609
  Depositor's equity contribution (redemption) ...             0                0                 0    (218,651)
EQUITY ACCOUNTS:
  Beginning of period  ...........................    63,842,838       65,666,344        13,597,598  11,342,640
                                                    ------------     ------------     ------------- ------------
  End of period  .................................  $ 68,825,985     $ 63,842,838      $ 15,462,321 $ 13,597,598
                                                    ============     ============     ============= ============

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                         SHORT-TO INTERMEDIATE
                                                              GOVERNMENT                       GLOBAL
                                                              SUB-ACCOUNT                    SUB-ACCOUNT
                                                        June 30      December 31      June 30       December 31
                                                          1997           1996           1997            1996
                                                     --------------- ------------- --------------- ---------------
OPERATIONS:
  Net investment income (loss)    .................. $     38,471    $  319,661      $   2,327,407   $  16,551,363
  Net gain (loss) on investments  ..................       95,603      (140,436)        34,996,230      25,768,741
                                                     -------------   -----------    --------------  --------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................      134,074       179,225         37,323,637      42,320,104
                                                     -------------   -----------    --------------  --------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............     (611,346)      (75,931)        26,819,074      52,563,710
                                                     -------------   -----------    --------------  --------------
  Less cost of units redeemed:
   Administrative charges   ........................        2,265         4,880             89,423         137,643
   Policy loans    .................................            0             0             27,404          83,013
   Surrender benefits    ...........................      962,776       656,540         14,220,046      14,292,685
   Death benefits  .................................        8,660        29,829            446,169         610,901
                                                     -------------   -----------    --------------  --------------
                                                          973,701       691,249         14,783,042      15,124,242
                                                     -------------   -----------    --------------  --------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............   (1,585,047)     (767,180)        12,036,032      37,439,468
                                                     -------------   -----------    --------------  --------------
   Net increase (decrease) in equity accounts          (1,450,973)     (587,955)        49,359,669      79,759,572
  Depositor's equity contribution (redemption)   .              0             0                  0               0
EQUITY ACCOUNTS:
  Beginning of period    ...........................    8,624,882     9,212,837        221,184,629     141,425,057
                                                     -------------   -----------    --------------  --------------
  End of period    ................................. $  7,173,909    $ 8,624,882     $ 270,544,298   $ 221,184,629
                                                     =============   ===========    ==============  ==============



                                                               STRATEGIC
                                                              TOTAL RETURN
                                                            SUB-ACCOUNT (A)
                                                        June 30       December 31
                                                          1997           1996
                                                     --------------- --------------
OPERATIONS:
  Net investment income (loss)    .................. $   (299,380)     $   6,041,818
  Net gain (loss) on investments  ..................   18,231,823         10,207,405
                                                     -------------    --------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................   17,932,443         16,249,223
                                                     -------------    --------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............    7,840,455         14,094,848
                                                     -------------    --------------
  Less cost of units redeemed:
   Administrative charges   ........................       47,624             81,004
   Policy loans    .................................            0             43,799
   Surrender benefits    ...........................    6,789,072          9,351,749
   Death benefits  .................................      303,352            452,886
                                                     -------------    --------------
                                                        7,140,048          9,929,438
                                                     -------------    --------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............      700,407          4,165,410
                                                     -------------    --------------
   Net increase (decrease) in equity accounts          18,632,850         20,414,633
  Depositor's equity contribution (redemption)   .              0                  0
EQUITY ACCOUNTS:
  Beginning of period    ...........................  136,789,023        116,374,390
                                                     -------------    --------------
  End of period    ................................. $ 155,421,873     $ 136,789,023
                                                     =============    ==============



--------------------------------------------------------------------------------







                                                               GROWTH &
                                                                INCOME
                                                            SUB-ACCOUNT (B)
                                                        June 30      December 31
                                                         1997           1996
                                                     -------------- --------------
OPERATIONS:
  Net investment income (loss)    .................. $    97,889    $   510,515
  Net gain (loss) on investments  ..................     859,937        592,788
                                                     ------------   ------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................     957,826      1,103,303
                                                     ------------   ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............    (475,615)     1,291,325
                                                     ------------   ------------
  Less cost of units redeemed:
   Administrative charges   ........................       4,331          6,938
   Policy loans    .................................       1,195          1,483
   Surrender benefits    ...........................     701,358      1,580,568
   Death benefits  .................................      17,219         67,595
                                                     ------------   ------------
                                                         724,103      1,656,584
                                                     ------------   ------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............  (1,199,718)      (365,259)
                                                     ------------   ------------
   Net increase (decrease) in equity accounts           (241,892)       738,044
  Depositor's equity contribution (redemption)   .             0       (231,034)
EQUITY ACCOUNTS:
  Beginning of period    ...........................  12,397,323     11,890,313
                                                     ------------   ------------
  End of period    ................................. $ 12,155,431   $ 12,397,323
                                                     ============   ============



                                                            TACTICAL ASSET
                                                              ALLOCATION                C.A.S.E. GROWTH
                                                              SUB-ACCOUNT                 SUB-ACCOUNT
                                                        June 30      December 31     June 30     December 31
                                                         1997           1996           1997       1996 (c)
                                                     -------------- -------------- ------------- ------------
OPERATIONS:
  Net investment income (loss)    ..................   $    189,290   $  1,857,358   $     2,298   $    57,591
  Net gain (loss) on investments  ..................      4,866,908      4,479,938       259,839       227,871
                                                      -------------  -------------  ------------  ------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................      5,056,198      6,337,296       262,137       285,462
                                                      -------------  -------------  ------------  ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............      5,148,775     24,484,490     2,123,050     3,388,144
                                                      -------------  -------------  ------------  ------------
  Less cost of units redeemed:
   Administrative charges   ........................         19,332         25,024         1,133           462
   Policy loans    .................................              0              0         1,348           813
   Surrender benefits    ...........................      2,344,562      3,369,971       186,277        60,716
   Death benefits  .................................        219,976        141,303         5,361             0
                                                      -------------  -------------  ------------  ------------
                                                          2,583,870      3,536,298       194,119        61,991
                                                      -------------  -------------  ------------  ------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............      2,564,905     20,948,192     1,928,931     3,326,153
                                                      -------------  -------------  ------------  ------------
   Net increase (decrease) in equity accounts             7,621,103     27,285,488     2,191,068     3,611,615
  Depositor's equity contribution (redemption)   .                0              0             0             0
EQUITY ACCOUNTS:
  Beginning of period    ...........................     62,195,432     34,909,944     3,611,615             0
                                                      -------------  -------------  ------------  ------------
  End of period    .................................   $ 69,816,535   $ 62,195,432   $ 5,802,683   $ 3,611,615
                                                      =============  =============  ============  ============

(a) Prior to May 1, 1997 this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) The inception date of this sub-account was May 1, 1996.


The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------






                                                            GLOBAL SECTOR                   VALUE EQUITY
                                                             SUB-ACCOUNT                    SUB-ACCOUNT
                                                        June 30      December 31       June 30       December 31
                                                         1997          1996 (a)          1997         1996 (a)
                                                    ---------------- ------------- ----------------- ------------
OPERATIONS:
  Net investment income (loss)   ..................  $     (8,838)    $    (945)    $    (141,528)     $    15,099
  Net gain (loss) on investments    ...............       171,852       138,168         3,566,526        1,196,271
                                                     ------------     -----------   -------------     ------------
  Net increase (decrease) in equity accounts
  resulting from operations   .....................       163,014       137,223         3,424,998        1,211,370
                                                     ------------     -----------   -------------     ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)  ............       129,830     2,131,630        17,127,082       15,672,280
                                                     ------------     -----------   -------------     ------------
  Less cost of units redeemed:
   Administrative charges  ........................           646           213             5,378            1,691
   Policy loans   .................................             0         3,515                 0              589
   Surrender benefits   ...........................       128,725       348,327           979,299          263,664
   Death benefits    ..............................         5,186             0            32,363           88,989
                                                     ------------     -----------   -------------     ------------
                                                          134,557       352,055         1,017,040          354,933
                                                     ------------     -----------   -------------     ------------
   Increase (decrease) in equity accounts
   from capital unit transactions   ...............        (4,727)    1,779,575        16,110,042       15,317,347
                                                     ------------     -----------   -------------     ------------
   Net increase (decrease) in equity accounts   .         158,287     1,916,798        19,535,040       16,528,717
  Depositor's equity contribution (redemption)  ...             0       500,000          (171,619)         150,000
EQUITY ACCOUNTS:
  Beginning of period   ...........................     2,416,798             0        16,678,717                0
                                                     ------------     -----------   -------------     ------------
  End of period   .................................  $  2,575,085    $2,416,798     $  36,042,138      $16,678,717
                                                     ============    ===========    =============     ============




--------------------------------------------------------------------------------






                                                  INTERNATIONAL
                                                     EQUITY       U.S. EQUITY
                                                   SUB-ACCOUNT    SUB-ACCOUNT
                                                     June 30        June 30
                                                    1997 (b)       1997 (b)
                                                  -------------- --------------
OPERATIONS:
  Net investment income (loss)    ...............  $   (11,003)   $   (17,776)
  Net gain (loss) on investments  ...............      316,616        457,904
                                                   -------------  -------------
  Net increase (decrease) in equity accounts
  resulting from operations    ..................      305,613        440,128
                                                   -------------  -------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   .........    3,366,494      6,643,919
                                                   -------------  -------------
  Less cost of units redeemed:
   Administrative charges   .....................          225            915
   Policy loans    ..............................            0              0
   Surrender benefits    ........................       14,470        164,753
   Death benefits  ..............................            0              0
                                                   -------------  -------------
                                                        14,695        165,668
                                                   -------------  -------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ............    3,351,799      6,478,251
                                                   -------------  -------------
   Net increase (decrease) in equity accounts   .    3,657,412      6,918,379
  Depositor's equity contribution (redemption)         300,000        150,000
EQUITY ACCOUNTS:
  Beginning of period    ........................            0              0
                                                   -------------  -------------
  End of period    .............................. $  3,957,412   $  7,068,379
                                                  =============  =============

(a) The inception date of this sub-account was May 1, 1996.
(b) The inception date of this sub-account was January 2, 1997.



The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                                                   MONEY MARKET SUB-ACCOUNT
                                                                                          December 31
                                                   June 30    -------------------------------------------------------------------
                                                    1997         1996           1995          1994           1993         1992
                                                 ------------ ------------ ------------- ------------- -------------- -----------
Accumulation unit value, beginning of period      $  13.29     $  12.80     $    12.29    $    12.03    $     11.89   $    11.68

 Income from operations:
  Net investment income (loss)   ...............      0.25         0.49           0.51          0.26           0.14         0.21

  Net realized and unrealized gain (loss)
  on investments  ..............................      0.00         0.00           0.00          0.00           0.00         0.00
                                                  --------     --------     ----------    ----------    -----------    ----------


   Total income (loss) from operations    ......      0.25         0.49           0.51          0.26           0.14         0.21
                                                  --------     --------     ----------    ----------    -----------    ----------


Accumulation unit value, end of period    ......  $  13.54     $  13.29     $    12.80    $    12.29    $     12.03   $    11.89
                                                  ========     ========     ==========    ==========    ===========    ==========


Total return (a)  ..............................      1.93%        3.81%          4.12%         2.22%          1.16%        1.77%

Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 47,875     $ 51,141     $   41,596    $   55,318    $    32,943   $   41,133

 Ratios of net investment income (loss)
 to average net assets (b) .....................      3.83%        3.72%          4.03%         2.28%          1.15%        1.73%



--------------------------------------------------------------------------------







                                                                  BOND SUB-ACCOUNT
                                                                    December 31
                                                  June 30    --------------------------
                                                   1997         1996           1995
                                                ------------ ----------- --------------
Accumulation unit value, beginning of period     $  18.11    $  18.31     $    15.08
 Income from operations:
  Net investment income (loss)  ...............      0.07        0.77           0.83
  Net realized and unrealized gain (loss)
  on investments ..............................      0.16       (0.97)          2.40
                                                 --------    ----------   ----------
   Total income (loss) from operations   ......      0.23       (0.20)          3.23
                                                 --------    ----------   ----------
Accumulation unit value, end of period   ......  $  18.34    $  18.11     $    18.31
                                                 ========    ==========   ==========
Total return (a) ..............................      1.27%      (1.10%)        21.46%
Ratios and supplemental data:
 Net assets at end of period (in thousands)      $ 39,679    $ 45,516     $   54,109
 Ratios of net investment income (loss)
 to average net assets (b)   ..................      0.79%       4.34%          4.94%



                                                      1994           1993           1992
                                                -------------- -------------- --------------
Accumulation unit value, beginning of period    $      16.40    $    14.65     $    13.89
 Income from operations:
  Net investment income (loss)  ...............         0.72          1.67           1.16
  Net realized and unrealized gain (loss)
  on investments ..............................        (2.04)         0.08          (0.40)
                                                --------------  ----------     ----------
   Total income (loss) from operations   ......        (1.32)         1.75           0.76
                                                --------------  ----------     ----------
Accumulation unit value, end of period   ...... $      15.08    $    16.40     $    14.65
                                                ==============  ==========     ==========
Total return (a) ..............................        (8.10%)       11.97%         5.44%
Ratios and supplemental data:
 Net assets at end of period (in thousands)     $     47,193    $   66,483     $   52,234
 Ratios of net investment income (loss)
 to average net assets (b)   ..................         4.69%        10.94%         8.18%


--------------------------------------------------------------------------------







                                                                   GROWTH SUB-ACCOUNT
                                                                      December 31
                                                  June 30     ----------------------------
                                                    1997          1996            1995
                                                ------------- ------------- --------------
Accumulation unit value, beginning of period     $   33.17     $   28.47     $     19.60
 Income from operations:
  Net investment income (loss)  ...............       0.07          1.64            2.35
  Net realized and unrealized gain (loss)
  on investments ..............................       3.52          3.06            6.52
                                                 ---------     ---------     -----------
   Total income (loss) from operations   ......       3.59          4.70            8.87
                                                 ---------     ---------     -----------
Accumulation unit value, end of period   ......  $   36.76     $   33.17     $     28.47
                                                 =========     =========     ===========
Total return (a) ..............................      10.82%        16.50%          45.29%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $ 582,488     $ 576,115     $   532,646
 Ratios of net investment income (loss)
 to average net assets (b)   ..................       0.41%         5.22%           9.81%



                                                      1994          1993           1992
                                                -------------- ------------- --------------
Accumulation unit value, beginning of period    $     21.64           $21.07  $     20.85
 Income from operations:
  Net investment income (loss)  ...............       (0.06)            0.20         0.80
  Net realized and unrealized gain (loss)
  on investments ..............................       (1.98)            0.37        (0.58)
                                                -------------   ------------  -----------
   Total income (loss) from operations   ......       (2.04)            0.57         0.22
                                                -------------   ------------  -----------
Accumulation unit value, end of period   ...... $     19.60           $21.64  $     21.07
                                                =============   ============  ===========
Total return (a) ..............................       (9.45%)          2.69%        1.07%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ... $   409,881        $ 575,024  $   555,268
 Ratios of net investment income (loss)
 to average net assets (b)   ..................       (0.28%)          0.99%        4.07%

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                               SHORT-TO-INTERMEDIATE
                                                                     GOVERNMENT
                                                                    SUB-ACCOUNT
                                                                    December 31
                                                  June 30    --------------------------
                                                    1997        1996           1995
                                                 ----------- ----------- --------------
Accumulation unit value, beginning of period      $ 11.68    $  11.43    $      10.19
 Income from operations:
  Net investment income (loss)   ...............     0.06        0.42           0.49
  Net realized and unrealized gain (loss)
  on investments  ..............................     0.16       (0.17)          0.75
                                                  -------    ---------   ------------
   Total income (loss) from operations    ......     0.22        0.25           1.24
                                                  -------    ---------   ------------
Accumulation unit value, end of period    ......  $ 11.90    $  11.68    $      11.43
                                                  =======    =========   ============
Total return (a)  ..............................     1.88%       2.20%         12.13%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 7,174    $  8,625    $      9,213
 Ratios of net investment income (loss)
 to average net assets (b) .....................     1.03%       3.70%          4.59%



                                                       SHORT-TO-INTERMEDIATE GOVERNMENT
                                                       1994           1993         1992 (c)
                                                 -------------- --------------- -------------
Accumulation unit value, beginning of period     $      10.36    $     10.04    $    10.00
 Income from operations:
  Net investment income (loss)   ...............         0.37           0.21          0.01
  Net realized and unrealized gain (loss)
  on investments  ..............................        (0.54)          0.11          0.03
                                                 --------------  -----------    -----------
   Total income (loss) from operations    ......        (0.17)          0.32          0.04
                                                 --------------  -----------    -----------
Accumulation unit value, end of period    ...... $      10.19    $     10.36    $     10.04
                                                 ==============  ===========    ===========
Total return (a)  ..............................        (1.66%)        3.28%         0.36%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ... $      7,836    $    10,010    $       853
 Ratios of net investment income (loss)
 to average net assets (b) .....................         3.67%          2.08%         1.68%


--------------------------------------------------------------------------------







                                                                   GLOBAL SUB-ACCOUNT
                                                                      December 31
                                                  June 30     ----------------------------
                                                    1997          1996            1995
                                                ------------- ------------- --------------
Accumulation unit value, beginning of period     $   20.55     $   16.29     $     13.40
 Income from operations:
  Net investment income (loss)  ...............       0.21          1.62            0.42
  Net realized and unrealized gain (loss)
  on investments ..............................       3.13          2.64            2.47
                                                 ---------     ---------     -----------
   Total income (loss) from operations   ......       3.34          4.26            2.89
                                                 ---------     ---------     -----------
Accumulation unit value, end of period   ......  $   23.89     $   20.55     $     16.29
                                                 =========     =========     ===========
Total return (a) ..............................      16.25%        26.15%          21.53%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $ 270,544     $ 221,185     $   141,425
 Ratios of net investment income (loss)
 to average net assets (b)   ..................       1.92%         8.60%           2.89%



                                                      1994           1993         1992 (c)
                                                -------------- -------------- --------------
Accumulation unit value, beginning of period    $     13.54    $      10.15   $      10.00
 Income from operations:
  Net investment income (loss)  ...............        0.45           0.16           (0.01)
  Net realized and unrealized gain (loss)
  on investments ..............................       (0.59)          3.23            0.16
                                                -------------  ------------   --------------
   Total income (loss) from operations   ......       (0.14)          3.39            0.15
                                                -------------  ------------   --------------
Accumulation unit value, end of period   ...... $     13.40    $      13.54   $      10.15
                                                =============  ============   ==============
Total return (a) ..............................       (0.99%)        33.34%          1.52%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ... $   144,705    $     69,665   $        254
 Ratios of net investment income (loss)
 to average net assets (b)   ..................        3.40%          1.40%          (1.20%)


--------------------------------------------------------------------------------







                                                                                STRATEGIC TOTAL RETURN
                                                                                    SUB-ACCOUNT (I)
                                                                                      December 31
                                                   June 30     ---------------------------------------------------------
                                                    1997          1996            1995           1994         1993 (d)
                                                -------------- ------------ -------------- -------------- --------------
Accumulation unit value, beginning of period     $   15.46      $   13.61    $     11.06   $      11.25   $     10.00
 Income from operations:
  Net investment income (loss)  ...............      (0.03)          0.68           0.59           0.16          0.16
  Net realized and unrealized gain (loss)
  on investments    ...........................       2.04           1.17           1.96          (0.35)         1.09
                                                 -----------    ---------    -----------   -------------- ------------
   Total income (loss) from operations   ......       2.01           1.85           2.55          (0.19)         1.25
                                                 -----------    ---------    -----------   -------------- ------------
Accumulation unit value, end of period   ......  $   17.47      $   15.46    $     13.61   $      11.06   $      11.25
                                                 ===========    =========    ===========   ============== ============
Total return (a) ..............................      13.05%         13.57%         23.11%         (1.77%)       12.54%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $ 155,422      $ 136,789    $   116,374   $     88,607   $     49,240
 Ratios of net investment income (loss)
 to average net assets (b)   ..................      (0.42%)        4.75%           4.74%          1.43%         1.84%

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                                               EMERGING GROWTH SUB-ACCOUNT
                                                                                       December 31
                                                    June 30     ---------------------------------------------------------
                                                     1997          1996            1995           1994         1993 (d)
                                                 -------------- ------------ -------------- -------------- --------------
Accumulation unit value, beginning of period      $   19.26      $   16.40    $     11.31   $      12.37   $      10.00
 Income from operations:
  Net investment income (loss)   ...............      (0.01)          0.63           0.51          (0.13)         (0.12)
  Net realized and unrealized gain (loss)
  on investments  ..............................       1.54           2.23           4.58          (0.93)          2.49
                                                  -----------    ---------    -----------   -------------- --------------
   Total income (loss) from operations    ......       1.53           2.86           5.09          (1.06)          2.37
                                                  -----------    ---------    -----------   -------------- --------------
Accumulation unit value, end of period    ......  $   20.79      $   19.26    $     16.40   $      11.31   $      12.37
                                                  ===========    =========    ===========   ============== ==============
Total return (a)  ..............................       7.95%         17.41%         44.97%         (8.51%)        23.67%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 149,582      $ 143,282    $   115,797   $     83,480   $     58,794
 Ratios of net investment income (loss)
 to average net assets (b) .....................      (0.03%)        3.42%           3.68%         (1.21%)        (1.30%)



--------------------------------------------------------------------------------



                                                                  AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                           December 31
                                                 June 30    ------------------------------------------
                                                   1997         1996           1995         1994 (e)
                                                ----------- ------------- ------------- --------------
Accumulation unit value, beginning of period     $ 14.56     $   13.35     $     9.79   $     10.00
 Income from operations:
  Net investment income (loss)  ...............     0.01          0.25           0.29         (0.08)
  Net realized and unrealized gain (loss)
  on investments ..............................     2.04          0.96           3.27         (0.13)
                                                 -------     ---------     ----------   -------------
   Total income (loss) from operations   ......     2.05          1.21           3.56         (0.21)
                                                 -------     ---------     ----------   -------------
Accumulation unit value, end of period   ......  $ 16.61     $   14.56     $    13.35   $      9.79
                                                 =======     =========     ==========   =============
Total return (a) ..............................    14.13%        9.07%          36.31%        (2.08%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $68,826     $  63,843     $   65,666   $    18,555
 Ratios of net investment income (loss)
 to average net assets (b)   ..................     0.09%         1.77%          2.28%        (1.04%)


--------------------------------------------------------------------------------







                                                                       BALANCED SUB-ACCOUNT
                                                                            December 31
                                                  June 30    -----------------------------------------
                                                   1997         1996           1995         1994 (e)
                                                ------------ ------------ ------------- --------------
Accumulation unit value, beginning of period     $  12.09     $  11.06     $     9.35   $     10.00
 Income from operations:
  Net investment income (loss)  ...............      0.07         0.26           0.29          0.21
  Net realized and unrealized gain (loss)
  on investments ..............................      0.80         0.77           1.42         (0.86)
                                                 --------     --------     ----------   -------------
   Total income (loss) from operations   ......      0.87         1.03           1.71         (0.65)
                                                 --------     --------     ----------   -------------
Accumulation unit value, end of period   ......  $  12.96     $  12.09     $    11.06   $      9.35
                                                 ========     ========     ==========   =============
Total return (a) ..............................      7.19%        9.34%         18.31%        (6.52%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $ 15,462     $ 13,598     $   11,343   $     9,379
 Ratios of net investment income (loss)
 to average net assets (b)   ..................      1.23%        2.29%          2.85%         2.63%

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                                  GROWTH & INCOME SUB-ACCOUNT (J)
                                                                            December 31
                                                   June 30    ----------------------------------------
                                                    1997         1996          1995         1994 (e)
                                                 ------------ ----------- ------------- --------------
Accumulation unit value, beginning of period      $  12.91     $ 11.71     $     9.46   $     10.00
 Income from operations:
  Net investment income (loss)   ...............      0.11        0.50           0.45          0.32
  Net realized and unrealized gain (loss)
  on investments  ..............................      0.95        0.70           1.80         (0.86)
                                                  --------     -------     ----------   -------------
   Total income (loss) from operations    ......      1.06        1.20           2.25         (0.54)
                                                  --------     -------     ----------   -------------
Accumulation unit value, end of period .........  $  13.97     $ 12.91     $    11.71   $      9.46
                                                  ========     =======     ==========   =============
Total return (a)  ..............................      8.26%      10.25%         23.70%        (5.37%)
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 12,155     $12,397     $   11,890   $     5,506
 Ratios of net investment income (loss)
 to average net assets (b) .....................      1.56%       4.17%          4.26%         4.07%


--------------------------------------------------------------------------------







                                                             TACTICAL ASSET ALLOCATION
                                                                    SUB-ACCOUNT
                                                                    December 31
                                                  June 30    --------------------------
                                                   1997         1996         1995 (f)
                                                ------------ ----------- --------------
Accumulation unit value, beginning of period     $  13.40     $ 11.86     $     10.00
 Income from operations:
  Net investment income (loss)  ...............      0.03        0.46            0.58
  Net realized and unrealized gain (loss)
  on investments ..............................      1.03        1.08            1.28
                                                 --------     -------     -----------
   Total income (loss) from operations   ......      1.06        1.54            1.86
                                                 --------     -------     -----------
Accumulation unit value, end of period   ......  $  14.46     $ 13.40     $     11.86
                                                 ========     =======     ===========
Total return (a) ..............................      7.86%      13.00%          18.61%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $ 69,817     $62,195     $    34,910
 Ratios of net investment income (loss)
 to average net assets (b)   ..................      0.58%       3.71%           5.25%


--------------------------------------------------------------------------------







                                                   C.A.S.E. GROWTH
                                                     SUB-ACCOUNT
                                                June 30   December 31
                                                  1997     1996 (g)
                                                --------- ------------
Accumulation unit value, beginning of period    $13.88      $ 12.87
 Income from operations:
  Net investment income (loss)  ...............   0.01         0.39
  Net realized and unrealized gain (loss)
  on investments ..............................   0.62         0.62
                                                -------     -------
   Total income (loss) from operations   ......   0.63         1.01
                                                -------     -------
Accumulation unit value, end of period   ...... $14.51      $ 13.88
                                                =======     =======
Total return (a) ..............................   4.54%        7.84%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ... $5,803      $ 3,612
 Ratios of net investment income (loss)
 to average net assets (b)   ..................   0.09%        4.43%

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                      GLOBAL SECTOR
                                                       SUB-ACCOUNT
                                                  June 30    December 31
                                                   1997       1996 (g)
                                                ------------ ------------
Accumulation unit value, beginning of period     $  10.52     $  10.00
 Income from operations:
  Net investment income (loss)  ...............     (0.04)       (0.01)
  Net realized and unrealized gain (loss)
  on investments ..............................      0.68         0.53
                                                 ----------   ----------
   Total income (loss) from operations   ......      0.64         0.52
                                                 ----------   ----------
Accumulation unit value, end of period   ......  $  11.16     $  10.52
                                                 ==========   ==========
Total return (a) ..............................      6.07%        5.19%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $  2,575     $  2,417
 Ratios of net investment income (loss)
 to average net assets (b)   ..................     (0.69%)      (0.09%)


--------------------------------------------------------------------------------







                                                      VALUE EQUITY
                                                       SUB-ACCOUNT
                                                  June 30    December 31
                                                   1997       1996 (g)
                                                ------------ ------------
Accumulation unit value, beginning of period     $  11.22      $ 10.00
 Income from operations:
  Net investment income (loss)  ...............     (0.06)        0.02
  Net realized and unrealized gain (loss)
  on investments ..............................      1.63         1.20
                                                 ----------    -------
   Total income (loss) from operations   ......      1.57         1.22
                                                 ----------    -------
Accumulation unit value, end of period   ......  $  12.79      $ 11.22
                                                 ==========    =======
Total return (a) ..............................     13.96%       12.25%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ...  $ 36,042      $16,679
 Ratios of net investment income (loss)
 to average net assets (b)   ..................     (1.11%)      0.30%

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                  INTERNATIONAL
                                                     EQUITY      U.S. EQUITY
                                                   SUB-ACCOUNT   SUB-ACCOUNT
                                                     June 30       June 30
                                                    1997 (h)      1997 (h)
                                                  -------------- ------------
Accumulation unit value, beginning of period  ...   $  10.00      $  10.00
 Income from operations:
  Net investment income (loss) ..................      (0.06)        (0.07)
  Net realized and unrealized gain (loss)
  on investments   ..............................       1.33          1.50
                                                    ----------    ----------
   Total income (loss) from operations  .........       1.27          1.43
                                                    ----------    ----------
Accumulation unit value, end of period  .........   $  11.27      $  11.43
                                                    ==========    ==========
Total return (a)   ..............................      12.75%        14.29%
Ratios and supplemental data:
 Net assets at end of period (in thousands)   ...   $  3,957      $  7,068
 Ratios of net investment income (loss)
 to average net assets (b)  .....................      (1.22%)       (1.22%)

NOTES TO SELECTED PER UNIT DATA AND RATIOS

 * The above tables illustrate the change for a unit outstanding computed using average units outstanding throughout each period.

(a) For periods less than one year, the total return is not annualized.
(b) For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c) The inception date of this sub-account was December 3, 1992.
(d) The inception date of this sub-account was March 1, 1993.
(e) The inception date of this sub-account was March 1, 1994.
(f) The inception date of this sub-account was January 3, 1995.
(g) This inception date of this sub-account was May 1, 1996.
(h) The inception date of this sub-account was January 2, 1997.
(i) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(j) Prior to May 1, 1997, this sub-account was know as Utility.





























The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------
June 30, 1997

NOTE 1 -- ORGANIZATION AND SUMMARY
                 OF SIGNIFICANT ACCOUNTING
                 POLICIES


      THE WRL SERIES ANNUITY ACCOUNT (THE "ANNUITY Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Annuity #1"); the WRL Freedom Bellwether and the WRL Freedom Conqueror ("Annuity #2"). Each contains sixteen investment options referred to as Sub-Accounts. Each Sub-Account invests in the corresponding Portfolio (the "Portfolios") of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These Portfolios and their respective Sub-Advisers are as follows:


PORTFOLIO                  SUB-ADVISER
------------------------   ----------------------------
Money Market               J.P. Morgan Investment
                           Management Inc.
Bond                       Janus Capital Corporation
                           ("JCC")
Growth                     JCC
Short-to-Intermediate      AEGON USA Investment
  Government               Management, Inc. ("AIMI")
Global                     JCC
Strategic Total Return     Luther King Capital
                           Management Corporation
Emerging Growth            Van Kampen American
                           Capital Asset
                           Management, Inc.
Aggressive Growth          Fred Alger Management, Inc.
Balanced                   AIMI
Growth & Income            Federated Investment
                           Counseling
Tactical Asset             Dean Investment Associates
  Allocation


PORTFOLIO         SUB-ADVISER
----------------- ------------------------------
C.A.S.E. Growth   C.A.S.E. Management, Inc.
Global Sector     Meridian Investment
                  Management Corporation
Value Equity      NWQ Investment Management
                  Company, Inc.
International     Scottish Equitable Investment
   Equity         Management, Ltd. and GE
                  Investment Management
                  Incorporated
U.S. Equity       GE Investment Management
                  Incorporated

      WRL and AIMI are indirect wholly-owned subsidiaries of AEGON USA, Inc., which, along with Scottish Equitable Investment Management, Ltd. are indirect wholly-owned subsidiaries of AEGON nv, a Netherlands corporation.


      On January 2, 1997 WRL made an initial contribution of $ 450,000 to the Annuity Account. The amount of the contribution and units received are as follows:


SUB-ACCOUNT              CONTRIBUTION        UNITS
----------------------   --------------   --------------
International Equity      $ 300,000       30,000.000000
U.S. Equity               $ 150,000       15,000.000000

      Annuity #1 Sub-Accounts hold assets that support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL, which issued the first of such Contracts on February 24, 1989. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.


      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


      The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 (CONTINUED)
A. VALUATION OF INVESTMENTS


      The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on June 30, 1997. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.


B. FEDERAL INCOME TAXES


      The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2 -- CHARGES AND DEDUCTIONS


      Charges are assessed by WRL in connection with issuance and administration of the Contracts.


A. CONTRACT CHARGES


      No deduction for sales expenses are made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.


      On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.


B.  ANNUITY #1 SUB-ACCOUNTS CHARGES


      A daily charge equal to an annual rate of 1.25% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.



NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS


      Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are typically declared and reinvested semi-annually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Annuity Account the next business day after declaration.



NOTE 4 -- OTHER MATTERS


      As of June 30, 1997, the equity accounts include net unrealized appreciation (depreciation) on investments as follows:


SUB-ACCOUNT
----------------------------------
Money Market                       $       N/A
 Bond                                 (909,284)
 Growth                            168,110,120
Short-to-Intermediate Government       (22,313)
 Global                             70,914,376
Strategic Total Return              38,497,667
Emerging Growth                     41,384,287
Aggressive Growth                    8,618,444
 Balanced                            2,129,769
Growth & Income                      1,064,057
Tactical Asset Allocation            9,220,675
C.A.S.E. Growth                        429,748
Global Sector                          197,867
Value Equity                         4,371,600
International Equity                   313,953
U.S. Equity                            519,682

WRL SERIES ANNUITY ACCOUNT

BELLWETHER AND CONQUEROR
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------





                                                     MONEY MARKET             BOND
                                                      SUB-ACCOUNT          SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares    ....................................       65,861,235.320     3,756,368.759
                                                   =================== ==================
   Cost   .......................................   $       65,861,235 $      40,594,202
                                                   =================== ==================
  Investments at net asset value  ...............   $       65,861,235 $      40,546,424
  Accrued transfers from (to) depositor - net                  181,780           (96,908)
                                                   ------------------- ------------------
   Total assets    ..............................           66,043,015        40,449,516
                                                   ------------------- ------------------
LIABILITIES:    .................................                7,608             4,679
                                                   ------------------- ------------------
   Total net assets   ...........................   $       66,035,407 $      40,444,837
                                                   =================== ==================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units  .......................................     5,830,968.292957  3,208,941.954611
                                                   =================== ==================
   Unit value   .................................   $        11.324947 $       12.603792
                                                   =================== ==================
   Contract Owners' equity  .....................   $       66,035,407 $      40,444,837
                                                   ------------------- ------------------
 Depositor's equity:
   Units  .......................................          N/A                 N/A
                                                   =================== ==================
   Unit value   .................................   $              N/A $             N/A
                                                   =================== ==================
   Depositor's equity    ........................          N/A                 N/A
                                                   ------------------- ------------------
   Total equity    ..............................   $       66,035,407 $      40,444,837
                                                   =================== ==================



                                                                             SHORT-TO-
                                                                           INTERMEDIATE
                                                         GROWTH             GOVERNMENT
                                                      SUB-ACCOUNT           SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares    ....................................         9,917,045.859     1,560,683.300
                                                   ==================== ==================
   Cost   .......................................   $       306,300,536 $      16,177,658
                                                   ==================== ==================
  Investments at net asset value  ...............   $       383,962,201 $      16,197,080
  Accrued transfers from (to) depositor - net                   479,961            (4,472)
                                                   -------------------- ------------------
   Total assets    ..............................           384,442,162        16,192,608
                                                   -------------------- ------------------
LIABILITIES:    .................................                44,577             1,866
                                                   -------------------- ------------------
   Total net assets   ...........................   $       384,397,585 $      16,190,742
                                                   ==================== ==================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units  .......................................     21,669,152.191353  1,370,062.853607
                                                   ==================== ==================
   Unit value   .................................   $         17.739392 $       11.817518
                                                   ==================== ==================
   Contract Owners' equity  .....................   $       384,397,585 $      16,190,742
                                                   -------------------- ------------------
 Depositor's equity:
   Units  .......................................          N/A                  N/A
                                                   ==================== ==================
   Unit value   .................................   $               N/A $             N/A
                                                   ==================== ==================
   Depositor's equity    ........................          N/A                  N/A
                                                   -------------------- ------------------
   Total equity    ..............................   $       384,397,585 $      16,190,742
                                                   ==================== ==================


WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------





                                                               MONEY MARKET
                                                               SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    .......................................   $       1,627,230
 Capital gain distributions  ..............................                   0
                                                             ------------------
                                                                      1,627,230
 EXPENSES:
 Mortality and expense risk  ..............................             445,893
                                                             ------------------
  Net investment income (loss)  ...........................           1,181,337
                                                             ------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions                       0
  Change in unrealized appreciation (depreciation)   ......                   0
                                                             ------------------
   Net gain (loss) on investments  ........................                   0
                                                             ------------------
    Net increase (decrease) in equity accounts
    resulting from operations   ...........................   $       1,181,337
                                                             ==================



                                                                                                        SHORT-TO-
                                                                                                      INTERMEDIATE
                                                                   BOND               GROWTH           GOVERNMENT
                                                               SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    .......................................   $         432,328   $         465,756   $         189,113
 Capital gain distributions  ..............................                   0           2,616,472                   0
                                                             ------------------  ------------------  ------------------
                                                                        432,328           3,082,228             189,113
 EXPENSES:
 Mortality and expense risk  ..............................             268,337           2,373,224             108,095
                                                             ------------------  ------------------  ------------------
  Net investment income (loss)  ...........................             163,991             709,004              81,018
                                                             ------------------  ------------------  ------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions                 162,845           2,429,295              76,145
  Change in unrealized appreciation (depreciation)   ......             144,158          32,790,843             124,884
                                                             ------------------  ------------------  ------------------
   Net gain (loss) on investments  ........................             307,003          35,220,138             201,029
                                                             ------------------  ------------------  ------------------
    Net increase (decrease) in equity accounts
    resulting from operations   ...........................   $         470,994   $      35,929,142   $         282,047
                                                             ==================  ==================  ==================

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------





                                                         GLOBAL
                                                      SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares    ....................................        15,786,843.008
                                                   ====================
   Cost   .......................................   $       265,033,908
                                                   ====================
  Investments at net asset value  ...............   $       329,838,996
  Accrued transfers from (to) depositor - net                   675,663
                                                   --------------------
   Total assets    ..............................           330,514,659
                                                   --------------------
LIABILITIES:    .................................                38,205
                                                   --------------------
   Total net assets   ...........................   $       330,476,454
                                                   ====================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units  .......................................     13,926,691.183487
                                                   ====================
   Unit value   .................................   $         23.729718
                                                   ====================
   Contract Owners' equity  .....................   $       330,476,454
                                                   --------------------
Depositor's equity:
   Units  .......................................          N/A
                                                   ====================
   Unit value   .................................   $               N/A
                                                   ====================
   Depositor's equity    ........................          N/A
                                                   --------------------
   Total equity    ..............................   $       330,476,454
                                                   ====================



                                                       STRATEGIC              EMERGING            AGGRESSIVE
                                                      TOTAL RETURN             GROWTH               GROWTH
                                                    SUB-ACCOUNT (A)         SUB-ACCOUNT          SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares    ....................................        15,530,510.643        10,704,362.343        8,018,954.637
                                                   ====================  ====================  ===================
   Cost   .......................................   $       201,102,588   $       173,634,891   $      112,387,762
                                                   ====================  ====================  ===================
  Investments at net asset value  ...............   $       245,903,065   $       213,420,013   $      129,743,309
  Accrued transfers from (to) depositor - net                   283,758               219,473              280,705
                                                   --------------------  --------------------  -------------------
   Total assets    ..............................           246,186,823           213,639,486          130,024,014
                                                   --------------------  --------------------  -------------------
LIABILITIES:    .................................                28,253                24,467               14,954
                                                   --------------------  --------------------  -------------------
   Total net assets   ...........................   $       246,158,570   $       213,615,019   $      130,009,060
                                                   ====================  ====================  ===================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units  .......................................     14,175,685.629188     10,339,791.166059     7,862,397.999963
                                                   ====================  ====================  ===================
   Unit value   .................................   $         17.364844   $         20.659510   $        16.535548
                                                   ====================  ====================  ===================
   Contract Owners' equity  .....................   $       246,158,570   $       213,615,019   $      130,009,060
                                                   --------------------  --------------------  -------------------
Depositor's equity:
   Units  .......................................          N/A                   N/A                  N/A
                                                   ====================  ====================  ===================
   Unit value   .................................   $               N/A   $               N/A   $              N/A
                                                   ====================  ====================  ===================
   Depositor's equity    ........................          N/A                   N/A                  N/A
                                                   --------------------  --------------------  -------------------
   Total equity    ..............................   $       246,158,570   $       213,615,019   $      130,009,060
                                                   ====================  ====================  ===================



WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------





                                                                   GLOBAL
                                                                SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    .......................................   $         2,020,967
 Capital gain distributions  ..............................             2,635,706
                                                             --------------------
                                                                        4,656,673
 EXPENSES:
 Mortality and expense risk  ..............................             1,893,673
                                                             --------------------
  Net investment income (loss)  ...........................             2,763,000
                                                             --------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions                   855,189
  Change in unrealized appreciation (depreciation)   ......            38,978,911
                                                             --------------------
   Net gain (loss) on investments  ........................            39,834,100
                                                             --------------------
    Net increase (decrease) in equity accounts
    resulting from operations   ...........................   $        42,597,100
                                                             ====================



                                                                  STRATEGIC              EMERGING            AGGRESSIVE
                                                                TOTAL RETURN              GROWTH               GROWTH
                                                               SUB-ACCOUNT (A)          SUB-ACCOUNT         SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    .......................................  $          363,342     $                0      $              0
 Capital gain distributions  ..............................             558,966              1,209,370               807,639
                                                             ------------------     ------------------     -----------------
                                                                        922,308              1,209,370               807,639
 EXPENSES:
 Mortality and expense risk  ..............................           1,493,607              1,312,270               785,998
                                                             ------------------     ------------------     -----------------
  Net investment income (loss)  ...........................            (571,299)              (102,900)               21,641
                                                             ------------------     ------------------     -----------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions                 807,435              3,769,328             1,740,978
  Change in unrealized appreciation (depreciation)   ......          27,008,455             11,937,438            13,480,420
                                                             ------------------     ------------------     -----------------
   Net gain (loss) on investments  ........................          27,815,890             15,706,766            15,221,398
                                                             ------------------     ------------------     -----------------
    Net increase (decrease) in equity accounts
    resulting from operations   ...........................  $       27,244,591     $       15,603,866      $     15,243,039
                                                             ==================     ==================     =================

(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.





The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------





                                                                          GROWTH &           TACTICAL ASSET
                                                       BALANCED            INCOME              ALLOCATION        C.A.S.E. GROWTH
                                                     SUB-ACCOUNT       SUB-ACCOUNT (A)         SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares    ....................................       2,986,549.578       2,025,980.017        12,401,004.446    1,467,956.528
                                                   ==================  ==================   ===================  ===============


   Cost   .......................................   $      31,582,958   $      22,956,239    $      153,105,991  $    19,067,956
                                                   ==================  ==================   ===================  ===============


  Investments at net asset value  ...............   $      36,273,914   $      25,584,070    $      168,283,318  $    20,600,489

  Accrued transfers from (to) depositor - net                  25,924              95,257               373,269           58,385
                                                   ------------------  ------------------   -------------------  ---------------


   Total assets    ..............................          36,299,838          25,679,327           168,656,587       20,658,874
                                                   ------------------  ------------------   -------------------  ---------------


LIABILITIES:    .................................               4,177               2,928                19,338            2,341
                                                   ------------------  ------------------   -------------------  ---------------


   Total net assets   ...........................   $      36,295,661   $      25,676,399    $      168,637,249  $    20,656,533
                                                   ==================  ==================   ===================  ===============


EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units  .......................................    2,813,347.569878    1,846,609.847916     11,708,623.870844 1,835,526.700042
                                                   ==================  ==================   =================== ================


   Unit value   .................................   $       12.901236   $       13.904615    $        14.402824  $     11.253736
                                                   ==================  ==================   ===================  ===============


   Contract Owners' equity  .....................   $      36,295,661   $      25,676,399    $      168,637,249  $    20,656,533
                                                   ------------------  ------------------   -------------------  ---------------


 Depositor's equity:
   Units  .......................................         N/A                 N/A                   N/A                 N/A
                                                   ==================  ==================   ===================  ===============
   Unit value   .................................   $             N/A   $             N/A    $              N/A   $     N/A
                                                   ==================  ==================   ===================  ===============


   Depositor's equity ...........................         N/A                 N/A                   N/A                 N/A
                                                   ------------------  ------------------   -------------------  ---------------
   Total equity    ..............................   $      36,295,661   $      25,676,399    $      168,637,249  $    20,656,533
                                                   ==================  ==================   ===================  ===============





WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------





                                                                                    GROWTH &
                                                                BALANCED             INCOME
                                                               SUB-ACCOUNT      SUB-ACCOUNT (A)
INVESTMENT INCOME:
 Dividend Income    .......................................   $        163,058   $          56,837
 Capital gain distributions  ..............................            258,969             308,272
                                                             -----------------  ------------------
                                                                       422,027             365,109
 EXPENSES:
 Mortality and expense risk  ..............................            223,804             154,499
                                                             -----------------  ------------------
  Net investment income (loss)  ...........................            198,223             210,610
                                                             -----------------  ------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions                182,904             310,013
  Change in unrealized appreciation (depreciation)   ......          1,925,329           1,332,569
                                                             -----------------  ------------------
   Net gain (loss) on investments  ........................          2,108,233           1,642,582
                                                             -----------------  ------------------
    Net increase (decrease) in equity accounts
    resulting from operations   ...........................   $      2,306,456   $       1,853,192
                                                             =================  ==================



                                                              TACTICAL ASSET
                                                                ALLOCATION        C.A.S.E. GROWTH
                                                               SUB-ACCOUNT          SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    .......................................   $         384,413  $           6,550
 Capital gain distributions  ..............................           1,048,273            107,276
                                                             ------------------  -----------------
                                                                      1,432,686            113,826
 EXPENSES:
 Mortality and expense risk  ..............................           1,016,510            116,986
                                                             ------------------  -----------------
  Net investment income (loss)  ...........................             416,176             (3,160)
                                                             ------------------  -----------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions                 562,415            106,484
  Change in unrealized appreciation (depreciation)   ......          10,247,023            902,265
                                                             ------------------  -----------------
   Net gain (loss) on investments  ........................          10,809,438          1,008,749
                                                             ------------------  -----------------
    Net increase (decrease) in equity accounts
    resulting from operations   ...........................   $      11,225,614  $       1,005,589
                                                             ==================  =================

(a) Prior to May 1, 1997, this sub-account was known as Utility.





The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------





                                                                                         INTERNATIONAL          U.S.
                                                   GLOBAL SECTOR       VALUE EQUITY          EQUITY            EQUITY
                                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares    ....................................       610,191.318       4,741,924.430       560,664.500    961,855.577
                                                   ================  ==================  ================ ===============
   Cost   .......................................   $     6,375,217   $      54,797,356   $     5,933,765 $   10,550,263
                                                   ================  ==================  ================ ===============
  Investments at net asset value  ...............   $     6,853,781   $      61,231,943   $     6,360,272 $   11,060,560
  Accrued transfers from (to) depositor - net               116,635             230,736            80,054        (79,951)
                                                   ----------------  ------------------  ---------------- ---------------
   Total assets    ..............................         6,970,416          61,462,679         6,440,326     10,980,609
                                                   ----------------  ------------------  ---------------- ---------------
LIABILITIES:    .................................               789               7,060               734          1,276
                                                   ----------------  ------------------  ---------------- ---------------
   Total net assets   ...........................   $     6,969,627   $      61,455,619   $     6,439,592 $   10,979,333
                                                   ================  ==================  ================ ===============
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units  .......................................    625,708.551934    4,812,909.221257    541,585.922443 946,399.632756
                                                   ================  ==================  ================ ===============
   Unit value   .................................   $     11.138776   $       12.768913   $     11.266183      11.420155
                                                   ================  ==================  ================ ===============
   Contract Owners' equity  .....................   $     6,969,627   $      61,455,619   $     6,101,606 $   10,808,031
                                                   ----------------  ------------------  ---------------- ---------------
Depositor's equity:
   Units  .......................................        N/A                N/A             30,000.000000  15,000.000000
                                                   ================  ==================  ================ ===============
   Unit value   .................................   $           N/A   $             N/A   $     11.266183 $    11.420155
                                                   ================  ==================  ================ ===============
   Depositor's equity ...........................        N/A                N/A                   337,986        171,302
                                                   ----------------  ------------------  ---------------- ---------------
   Total equity .................................   $     6,969,627   $      61,455,619   $     6,439,592 $   10,979,333
                                                   ================  ==================  ================ ===============



WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------





                                                               GLOBAL SECTOR
                                                                SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    .......................................  $         18,675
 Capital gain distributions  ..............................                 0
                                                             ----------------
                                                                       18,675
 EXPENSES:
 Mortality and expense risk  ..............................            35,303
                                                             ----------------
  Net investment income (loss)  ...........................           (16,628)
                                                             ----------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions                25,435
  Change in unrealized appreciation (depreciation)   ......           356,727
                                                             ----------------
   Net gain (loss) on investments  ........................           382,162
                                                             ----------------
    Net increase (decrease) in equity accounts
    resulting from operations   ...........................  $        365,534
                                                             ================



                                                                                   INTERNATIONAL           U.S.
                                                                VALUE EQUITY           EQUITY             EQUITY
                                                                SUB-ACCOUNT       SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
INVESTMENT INCOME:
 Dividend Income    .......................................  $          26,943    $            0     $             0
 Capital gain distributions  ..............................                  0                 0                   0
                                                             -----------------    ---------------    ---------------
                                                                        26,943                 0                   0
 EXPENSES:
 Mortality and expense risk  ..............................            272,108            16,651              21,931
                                                             -----------------    ---------------    ---------------
  Net investment income (loss)  ...........................           (245,165)          (16,651)            (21,931)
                                                             -----------------    ---------------    ---------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions                581,060             3,342             (26,343)
  Change in unrealized appreciation (depreciation)   ......          4,902,168           426,506             510,297
                                                             -----------------    ---------------    ---------------
   Net gain (loss) on investments  ........................          5,483,228           429,848             483,954
                                                             -----------------    ---------------    ---------------
    Net increase (decrease) in equity accounts
    resulting from operations   ...........................  $       5,238,063    $      413,197     $       462,023
                                                             =================    ===============    ===============

(a) The inception date of this sub-account was January 2, 1997.





The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------






                                                             MONEY MARKET                       BOND
                                                              SUB-ACCOUNT                    SUB-ACCOUNT
                                                        June 30      December 31      June 30       December 31
                                                         1997           1996           1997            1996
                                                     -------------- -------------- -------------- ----------------
OPERATIONS:
  Net investment income (loss)    ..................   $  1,181,337   $  1,539,868   $    163,991  $  1,599,061
  Net gain (loss) on investments  ..................              0              0        307,003    (1,938,420)
                                                      -------------  -------------  -------------  ------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................      1,181,337      1,539,868        470,994      (339,359)
                                                      -------------  -------------  -------------  ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............     11,777,296     37,166,378      3,869,018     8,367,613
                                                      -------------  -------------  -------------  ------------
  Less cost of units redeemed:
   Administrative charges   ........................         15,094         17,556         15,445        24,284
   Policy loans    .................................            200        101,493              0        11,521
   Surrender benefits    ...........................      5,147,380      8,016,874      1,727,874     2,411,912
   Death benefits  .................................        175,347        679,267        207,100       296,824
                                                      -------------  -------------  -------------  ------------
                                                          5,338,021      8,815,190      1,950,419     2,744,541
                                                      -------------  -------------  -------------  ------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............      6,439,275     28,351,188      1,918,599     5,623,072
                                                      -------------  -------------  -------------  ------------
   Net increase (decrease) in equity accounts             7,620,612     29,891,056      2,389,593     5,283,713
  Depositor's equity contribution (redemption)   .                0              0              0             0
EQUITY ACCOUNTS:
  Beginning of period    ...........................     58,414,795     28,523,739     38,055,244    32,771,531
                                                      -------------  -------------  -------------  ------------
  End of period    .................................   $ 66,035,407   $ 58,414,795   $ 40,444,837  $ 38,055,244
                                                      =============  =============  =============  ============



                                                                 GROWTH
                                                              SUB-ACCOUNT
                                                        June 30       December 31
                                                          1997           1996
                                                     --------------- --------------
OPERATIONS:
  Net investment income (loss)    ..................   $     709,004   $  16,289,091
  Net gain (loss) on investments  ..................      35,220,138      20,917,002
                                                      --------------  --------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................      35,929,142      37,206,093
                                                      --------------  --------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............      43,784,416      98,111,181
                                                      --------------  --------------
  Less cost of units redeemed:
   Administrative charges   ........................         182,701         242,674
   Policy loans    .................................          80,298         176,313
   Surrender benefits    ...........................      11,965,925      14,229,582
   Death benefits  .................................         792,494       1,101,844
                                                      --------------  --------------
                                                          13,021,418      15,750,413
                                                      --------------  --------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............      30,762,998      82,360,768
                                                      --------------  --------------
   Net increase (decrease) in equity accounts             66,692,140     119,566,861
  Depositor's equity contribution (redemption)   .                 0               0
EQUITY ACCOUNTS:
  Beginning of period    ...........................     317,705,445     198,138,584
                                                      --------------  --------------
  End of period    .................................   $ 384,397,585   $ 317,705,445
                                                      ==============  ==============




--------------------------------------------------------------------------------






                                                             EMERGING GROWTH
                                                               SUB-ACCOUNT
                                                        June 30       December 31
                                                          1997            1996
                                                     --------------- ---------------
OPERATIONS:
  Net investment income (loss)    .................. $   (102,900)     $   5,805,740
  Net gain (loss) on investments  ..................   15,706,766         14,107,686
                                                     -------------    --------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................   15,603,866         19,913,426
                                                     -------------    --------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............   24,994,275         63,633,185
                                                     -------------    --------------
  Less cost of units redeemed:
   Administrative charges   ........................       92,745            128,353
   Policy loans    .................................       58,296            108,870
   Surrender benefits    ...........................    6,038,480          8,245,766
   Death benefits  .................................      382,450            589,583
                                                     -------------    --------------
                                                        6,571,971          9,072,572
                                                     -------------    --------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............   18,422,304         54,560,613
                                                     -------------    --------------
   Net increase (decrease) in equity accounts          34,026,170         74,474,039
  Depositor's equity contribution (redemption)   .              0                  0
EQUITY ACCOUNTS:
  Beginning of period    ...........................  179,588,849        105,114,810
                                                     -------------    --------------
  End of period    ................................. $ 213,615,019     $ 179,588,849
                                                     =============    ==============



                                                            AGGRESSIVE GROWTH                   BALANCED
                                                               SUB-ACCOUNT                    SUB-ACCOUNT
                                                        June 30       December 31       June 30      December 31
                                                          1997            1996           1997            1996
                                                     --------------- --------------- -------------- ---------------
OPERATIONS:
  Net investment income (loss)    ..................   $      21,641   $   1,823,074   $    198,223  $    585,218
  Net gain (loss) on investments  ..................      15,221,398       6,049,884      2,108,233     1,594,221
                                                      --------------  --------------  -------------  ------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................      15,243,039       7,872,958      2,306,456     2,179,439
                                                      --------------  --------------  -------------  ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............      18,056,517      36,890,434      6,812,758    12,102,679
                                                      --------------  --------------  -------------  ------------
  Less cost of units redeemed:
   Administrative charges   ........................          65,403          69,909         11,658        14,257
   Policy loans    .................................          30,765         101,914            200        21,825
   Surrender benefits    ...........................       3,910,470       4,071,470      1,194,214     1,283,676
   Death benefits  .................................         116,343         107,157        351,313        79,316
                                                      --------------  --------------  -------------  ------------
                                                           4,122,981       4,350,450      1,557,385     1,399,074
                                                      --------------  --------------  -------------  ------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............      13,933,536      32,539,984      5,255,373    10,703,605
                                                      --------------  --------------  -------------  ------------
   Net increase (decrease) in equity accounts             29,176,575      40,412,942      7,561,829    12,883,044
  Depositor's equity contribution (redemption)   .                 0               0              0      (218,006)
EQUITY ACCOUNTS:
  Beginning of period    ...........................     100,832,485      60,419,543     28,733,832    16,068,794
                                                      --------------  --------------  -------------  ------------
  End of period    .................................   $ 130,009,060   $ 100,832,485   $ 36,295,661  $ 28,733,832
                                                      ==============  ==============  =============  ============

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                         SHORT-TO-INTERMEDIATE
                                                              GOVERNMENT                       GLOBAL
                                                              SUB-ACCOUNT                    SUB-ACCOUNT
                                                        June 30      December 31      June 30       December 31
                                                         1997           1996            1997            1996
                                                     -------------- -------------- --------------- ---------------
OPERATIONS:
  Net investment income (loss)    ..................   $     81,018 $   567,261      $   2,763,000   $  16,880,288
  Net gain (loss) on investments  ..................        201,029    (242,453)        39,834,100      21,125,251
                                                      ------------- ------------    --------------  --------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................        282,047     324,808         42,597,100      38,005,539
                                                      ------------- ------------    --------------  --------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............      1,111,019   4,001,808         69,072,194      88,386,336
                                                      ------------- ------------    --------------  --------------
  Less cost of units redeemed:
   Administrative charges   ........................          4,024       7,051            122,954         146,170
   Policy loans    .................................         16,244           0             54,562         147,825
   Surrender benefits    ...........................        790,734   1,514,008          8,351,349       9,450,746
   Death benefits  .................................         71,548     110,873            619,020         650,521
                                                      ------------- ------------    --------------  --------------
                                                            882,550   1,631,932          9,147,885      10,395,262
                                                      ------------- ------------    --------------  --------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............        228,469   2,369,876         59,924,309      77,991,074
                                                      ------------- ------------    --------------  --------------
   Net increase (decrease) in equity accounts               510,516   2,694,684        102,521,409     115,996,613
  Depositor's equity contribution (redemption)   .                0           0                  0               0
EQUITY ACCOUNTS:
  Beginning of period    ...........................     15,680,226  12,985,542        227,955,045     111,958,432
                                                      ------------- ------------    --------------  --------------
  End of period    .................................   $ 16,190,742 $ 15,680,226     $ 330,476,454   $ 227,955,045
                                                      ============= ============    ==============  ==============



                                                               STRATEGIC
                                                              TOTAL RETURN
                                                            SUB-ACCOUNT (A)
                                                        June 30       December 31
                                                          1997           1996
                                                     --------------- --------------
OPERATIONS:
  Net investment income (loss)    .................. $   (571,299)     $   8,639,889
  Net gain (loss) on investments  ..................   27,815,890          8,201,401
                                                     -------------    --------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................   27,244,591         16,841,290
                                                     -------------    --------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............   30,804,677         85,200,901
                                                     -------------    --------------
  Less cost of units redeemed:
   Administrative charges   ........................       71,070             91,978
   Policy loans    .................................       28,134             78,498
   Surrender benefits    ...........................    7,192,183          6,804,935
   Death benefits  .................................      904,266            412,933
                                                     -------------    --------------
                                                        8,195,653          7,388,344
                                                     -------------    --------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............   22,609,024         77,812,557
                                                     -------------    --------------
   Net increase (decrease) in equity accounts          49,853,615         94,653,847
  Depositor's equity contribution (redemption)   .              0                  0
EQUITY ACCOUNTS:
  Beginning of period    ...........................  196,304,955        101,651,108
                                                     -------------    --------------
  End of period    ................................. $ 246,158,570     $ 196,304,955
                                                     =============    ==============




--------------------------------------------------------------------------------







                                                            GROWTH & INCOME
                                                            SUB-ACCOUNT (B)
                                                        June 30      December 31
                                                         1997           1996
                                                     -------------- --------------
OPERATIONS:
  Net investment income (loss)    ..................   $    210,610 $   822,174
  Net gain (loss) on investments  ..................      1,642,582     815,944
                                                      ------------- ------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................      1,853,192   1,638,118
                                                      ------------- ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............      5,086,817   9,551,314
                                                      ------------- ------------
  Less cost of units redeemed:
   Administrative charges   ........................          8,706       9,288
   Policy loans    .................................              0      11,838
   Surrender benefits    ...........................        804,489     811,139
   Death benefits  .................................        422,313     240,558
                                                      ------------- ------------
                                                          1,235,508   1,072,823
                                                      ------------- ------------
   Increase (decrease) in equity accounts
   from capital unit transactions ..................      3,851,309   8,478,491
                                                      ------------- ------------
   Net increase (decrease) in equity accounts             5,704,501  10,116,609
  Depositor's equity contribution (redemption)   .                0    (230,353)
EQUITY ACCOUNTS:
  Beginning of period    ...........................     19,971,898  10,085,642
                                                      ------------- ------------
  End of period    .................................   $ 25,676,399 $ 19,971,898
                                                      ============= ============



                                                        TACTICAL ASSET ALLOCATION          C.A.S.E. GROWTH
                                                               SUB-ACCOUNT                   SUB-ACCOUNT
                                                        June 30       December 31       June 30     December 31
                                                          1997            1996           1997         1996 (c)
                                                     --------------- --------------- -------------- -------------
OPERATIONS:
  Net investment income (loss)    ..................   $     416,176   $   3,678,264 $    (3,160)     $    200,234
  Net gain (loss) on investments  ..................      10,809,438       5,793,468   1,008,749           640,103
                                                      --------------  -------------- ------------    -------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................      11,225,614       9,471,732   1,005,589           840,337
                                                      --------------  -------------- ------------    -------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............      37,656,911      51,801,197   7,667,462        11,839,479
                                                      --------------  -------------- ------------    -------------
  Less cost of units redeemed:
   Administrative charges   ........................          34,379          32,299       2,693               923
   Policy loans    .................................           1,912          23,207       1,167            10,904
   Surrender benefits    ...........................       5,136,426       7,426,292     361,570           150,700
   Death benefits  .................................         649,667         513,632     168,554                 0
                                                      --------------  -------------- ------------    -------------
                                                           5,822,384       7,995,430     533,984           162,527
                                                      --------------  -------------- ------------    -------------
   Increase (decrease) in equity accounts
   from capital unit transactions ..................      31,834,527      43,805,767   7,133,478        11,676,952
                                                      --------------  -------------- ------------    -------------
   Net increase (decrease) in equity accounts             43,060,141      53,277,499   8,139,067        12,517,289
  Depositor's equity contribution (redemption)   .                 0               0     (24,823)           25,000
EQUITY ACCOUNTS:
  Beginning of period    ...........................     125,577,108      72,299,609  12,542,289                 0
                                                      --------------  -------------- ------------    -------------
  End of period    .................................   $ 168,637,249   $ 125,577,108 $ 20,656,533     $ 12,542,289
                                                      ==============  ============== ============    =============

(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) The inception date of this sub-account was May 1, 1996.


The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                            GLOBAL SECTOR                 VALUE EQUITY
                                                             SUB-ACCOUNT                   SUB-ACCOUNT
                                                        June 30     December 31      June 30      December 31
                                                         1997         1996 (a)         1997         1996 (a)
                                                     -------------- ------------- --------------- -------------
OPERATIONS:
  Net investment income (loss)    ..................  $   (16,628)    $     5,383  $   (245,165)    $     19,266
  Net gain (loss) on investments  ..................      382,162         121,688     5,483,228        1,562,183
                                                      -----------    ------------  ------------    -------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................      365,534         127,071     5,238,063        1,581,449
                                                      -----------    ------------  ------------    -------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............    3,250,324       3,409,809    33,605,995       22,294,351
                                                      -----------    ------------  ------------    -------------
  Less cost of units redeemed:
   Administrative charges   ........................          779              91         8,040            1,969
   Policy loans    .................................           66               0         3,672            5,853
   Surrender benefits    ...........................      146,204          27,423       868,505          258,657
   Death benefits  .................................        8,548               0        96,177                0
                                                      -----------    ------------  ------------    -------------
                                                          155,597          27,514       976,394          266,479
                                                      -----------    ------------  ------------    -------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............    3,094,727       3,382,295    32,629,601       22,027,872
                                                      -----------    ------------  ------------    -------------
   Net increase (decrease) in equity accounts           3,460,261       3,509,366    37,867,664       23,609,321
  Depositor's equity contribution (redemption)   .              0               0      (171,366)         150,000
EQUITY ACCOUNTS:
  Beginning of period    ...........................    3,509,366               0    23,759,321                0
                                                      -----------    ------------  ------------    -------------
  End of period    .................................  $ 6,969,627     $ 3,509,366  $ 61,455,619     $ 23,759,321
                                                      ===========    ============  ============    =============




--------------------------------------------------------------------------------







                                                     INTERNATIONAL EQUITY   U.S. EQUITY
                                                          SUB-ACCOUNT       SUB-ACCOUNT
                                                            June 30           June 30
                                                           1997 (b)           1997 (b)
                                                     ---------------------- -------------
OPERATIONS:
  Net investment income (loss)    ..................      $   (16,651)      $   (21,931)
  Net gain (loss) on investments  ..................          429,848           483,954
                                                          -----------       ------------
  Net increase (decrease) in equity accounts
  resulting from operations    .....................          413,197           462,023
                                                          -----------       ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............        5,790,222        10,402,860
                                                          -----------       ------------
  Less cost of units redeemed:
   Administrative charges   ........................              470               884
   Policy loans    .................................                0                 0
   Surrender benefits    ...........................           63,357            34,666
   Death benefits  .................................                0                 0
                                                          -----------       ------------
                                                               63,827            35,550
                                                          -----------       ------------
   Increase (decrease) in equity accounts
   from capital unit transactions    ...............        5,726,395        10,367,310
                                                          -----------       ------------
   Net increase (decrease) in equity accounts               6,139,592        10,829,333
  Depositor's equity contribution (redemption)   .            300,000           150,000
EQUITY ACCOUNTS:
  Beginning of period    ...........................                0                 0
                                                          -----------       ------------
  End of period    .................................      $ 6,439,592       $ 10,979,333
                                                          ===========       ============

(a) The inception date of this sub-account was May 1, 1996.
(b) The inception date of this sub-account was January 2, 1997.



The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                                                    MONEY MARKET SUB-ACCOUNT
                                                                                          December 31
                                                   June 30    --------------------------------------------------------------------
                                                    1997         1996           1995          1994          1993        1992 (c)
                                                 ------------ ------------ ------------- ------------- ------------- -------------
Accumulation unit value, beginning of period      $  11.12     $  10.73     $    10.32    $    10.11   $     10.01   $    10.00
 Income from operations:
  Net investment income (loss)   ...............      0.20         0.39           0.41          0.21         0.10          0.01
  Net realized and unrealized gain (loss)
  on investments  ..............................      0.00         0.00           0.00          0.00         0.00          0.00
                                                  --------     --------     ----------    ----------   -----------   -----------
   Total income (loss) from operations    ......      0.20         0.39           0.41          0.21         0.10          0.01
                                                  --------     --------     ----------    ----------   -----------   -----------
Accumulation unit value, end of period    ......  $  11.32     $  11.12     $    10.73    $    10.32   $     10.11   $     10.01
                                                  ========     ========     ==========    ==========   ===========   ===========
Total return (a)  ..............................      1.85%        3.65%          3.96%         2.07%        1.01%         0.09%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 66,035     $ 58,415     $   28,524    $   28,537   $     8,786   $       100
 Ratios of net investment income (loss)
 to average net assets (b)    ..................      3.67%        3.57%          3.89%         2.26%        1.03%         1.08%

--------------------------------------------------------------------------------







                                                                   BOND SUB-ACCOUNT
                                                                     December 31
                                                   June 30    --------------------------
                                                    1997         1996           1995
                                                 ------------ ----------- --------------
Accumulation unit value, beginning of period      $  12.46    $  12.61     $    10.40
 Income from operations:
  Net investment income (loss)   ...............      0.05        0.56           0.64
  Net realized and unrealized gain (loss)
  on investments  ..............................      0.09       (0.71)          1.57
                                                  --------    ----------   ----------
   Total income (loss) from operations    ......      0.14       (0.15)          2.21
                                                  --------    ----------   ----------
Accumulation unit value, end of period    ......  $  12.60    $  12.46     $    12.61
                                                  ========    ==========   ==========
Total return (a)  ..............................      1.19%      (1.25%)        21.28%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 40,445    $ 38,055     $   32,772
 Ratios of net investment income (loss)
 to average net assets (b) .....................      0.85%       4.60%          5.45%



                                                       1994           1993         1992 (c)
                                                 -------------- -------------- --------------
Accumulation unit value, beginning of period     $      11.33    $    10.14    $     10.00
 Income from operations:
  Net investment income (loss)   ...............         0.52          2.69           0.64
  Net realized and unrealized gain (loss)
  on investments  ..............................        (1.45)        (1.50)         (0.50)
                                                 --------------  ----------    ------------
   Total income (loss) from operations    ......        (0.93)         1.19           0.14
                                                 --------------  ----------    ------------
Accumulation unit value, end of period    ...... $      10.40    $    11.33    $      10.14
                                                 ==============  ==========    ============
Total return (a)  ..............................        (8.23%)       11.81%         1.36%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ... $     17,614    $   17,280    $        101
 Ratios of net investment income (loss)
 to average net assets (b) .....................         4.91%        24.79%         6.30%


--------------------------------------------------------------------------------







                                                                   GROWTH SUB-ACCOUNT
                                                                       December 31
                                                   June 30     ---------------------------
                                                     1997          1996           1995
                                                 ------------- ------------- -------------
Accumulation unit value, beginning of period      $   16.02     $   13.77     $     9.49
 Income from operations:
  Net investment income (loss)   ...............       0.03          0.95           1.30
  Net realized and unrealized gain (loss)
  on investments  ..............................       1.69          1.30           2.98
                                                  ---------     ---------     ----------
   Total income (loss) from operations    ......       1.72          2.25           4.28
                                                  ---------     ---------     ----------
Accumulation unit value, end of period    ......  $   17.74     $   16.02     $    13.77
                                                  =========     =========     ==========
Total return (a)  ..............................      10.74%        16.32%         45.08%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 384,398     $ 317,705     $  198,139
 Ratios of net investment income (loss)
 to average net assets (b)    ..................       0.41%         6.21%         11.07%



                                                       1994           1993         1992 (c)
                                                 -------------- -------------- --------------
Accumulation unit value, beginning of period     $     10.50     $    10.24    $     10.00
 Income from operations:
  Net investment income (loss)   ...............       (0.03)          0.31           0.39
  Net realized and unrealized gain (loss)
  on investments  ..............................       (0.98)         (0.05)         (0.15)
                                                 -------------   ----------    ------------
   Total income (loss) from operations    ......       (1.01)          0.26           0.24
                                                 -------------   ----------    ------------
Accumulation unit value, end of period    ...... $      9.49     $    10.50    $      10.24
                                                 =============   ==========    ============
Total return (a)  ..............................       (9.58%)        2.55%          2.38%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ... $   112,383     $   87,415    $        102
 Ratios of net investment income (loss)
 to average net assets (b)    ..................       (0.26%)        3.14%          3.82%

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                                 SHORT-TO-INTERMEDIATE
                                                                GOVERNMENT SUB-ACCOUNT
                                                                      December 31
                                                   June 30    ---------------------------
                                                    1997         1996            1995
                                                 ------------ ------------ --------------
Accumulation unit value, beginning of period      $  11.61     $  11.38    $      10.16
 Income from operations:
  Net investment income (loss)   ...............      0.06         0.45           0.48
  Net realized and unrealized gain (loss)
  on investments  ..............................      0.15        (0.22)          0.74
                                                  --------     --------    ------------
   Total income (loss) from operations    ......      0.21         0.23           1.22
                                                  --------     --------    ------------
Accumulation unit value, end of period    ......  $  11.82     $  11.61    $      11.38
                                                  ========     ========    ============
Total return (a)  ..............................      1.80%        2.04%         11.96%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 16,191     $ 15,680    $     12,986
 Ratios of net investment income (loss)
 to average net assets (b)    ..................      1.04%        3.93%          4.39%



                                                       1994           1993         1992 (c)
                                                 -------------- --------------- -------------
Accumulation unit value, beginning of period     $      10.35    $     10.03    $    10.00
 Income from operations:
  Net investment income (loss)   ...............         0.37           0.30          0.01
  Net realized and unrealized gain (loss)
  on investments  ..............................        (0.56)          0.02          0.02
                                                 --------------  -----------    -----------
   Total income (loss) from operations    ......        (0.19)          0.32          0.03
                                                 --------------  -----------    -----------
Accumulation unit value, end of period    ...... $      10.16    $     10.35    $     10.03
                                                 ==============  ===========    ===========
Total return (a)  ..............................        (1.81%)        3.12%         0.35%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ... $     11,649    $    13,564    $       853
 Ratios of net investment income (loss)
 to average net assets (b)    ..................         3.68%          2.98%         1.56%


--------------------------------------------------------------------------------







                                                                    GLOBAL SUB-ACCOUNT
                                                                       December 31
                                                   June 30     ----------------------------
                                                     1997          1996            1995
                                                 ------------- ------------- --------------
Accumulation unit value, beginning of period      $   20.43     $   16.22     $     13.36
 Income from operations:
  Net investment income (loss)   ...............       0.22          1.79            0.43
  Net realized and unrealized gain (loss)
  on investments  ..............................       3.08          2.42            2.43
                                                  ---------     ---------     -----------
   Total income (loss) from operations    ......       3.30          4.21            2.86
                                                  ---------     ---------     -----------
Accumulation unit value, end of period    ......  $   23.73     $   20.43     $     16.22
                                                  =========     =========     ===========
Total return (a)  ..............................      16.16%        25.96%          21.35%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 330,476     $ 227,955     $   111,958
 Ratios of net investment income (loss)
 to average net assets (b)    ..................       2.02%         9.45%           2.96%



                                                       1994           1993         1992 (c)
                                                 -------------- -------------- --------------
Accumulation unit value, beginning of period     $      13.52   $      10.15   $      10.00
 Income from operations:
  Net investment income (loss)   ...............         0.53          0.11           (0.01)
  Net realized and unrealized gain (loss)
  on investments  ..............................        (0.69)         3.26            0.16
                                                 -------------- ------------   --------------
   Total income (loss) from operations    ......        (0.16)         3.37            0.15
                                                 -------------- ------------   --------------
Accumulation unit value, end of period    ...... $      13.36   $      13.52   $      10.15
                                                 ============== ============   ==============
Total return (a)  ..............................        (1.14%)       33.17%          1.51%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ... $     95,829   $     29,905   $        254
 Ratios of net investment income (loss)
 to average net assets (b)    ..................         3.95%         0.99%          (1.32%)


--------------------------------------------------------------------------------







                                                                                 STRATEGIC TOTAL RETURN
                                                                                     SUB-ACCOUNT (I)
                                                                                       December 31
                                                    June 30     ---------------------------------------------------------
                                                     1997          1996            1995           1994         1993 (d)
                                                 -------------- ------------ -------------- -------------- --------------
Accumulation unit value, beginning of period      $   15.37      $   13.56    $     11.03   $      11.24   $     10.00
 Income from operations:
  Net investment income (loss)   ...............      (0.04)          0.94           0.59           0.16          0.20
  Net realized and unrealized gain (loss)
  on investments  ..............................       2.03           0.87           1.94          (0.37)         1.04
                                                  -----------    ---------    -----------   -------------- ------------
   Total income (loss) from operations    ......       1.99           1.81           2.53          (0.21)         1.24
                                                  -----------    ---------    -----------   -------------- ------------
Accumulation unit value, end of period    ......  $   17.36      $   15.37    $     13.56   $      11.03   $      11.24
                                                  ===========    =========    ===========   ============== ============
Total return (a)  ..............................      12.97%         13.40%         22.93%         (1.92%)       12.43%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 246,159      $ 196,305    $   101,651   $     71,733   $     28,312
 Ratios of net investment income (loss)
 to average net assets (b)    ..................      (0.53%)        6.55%           4.76%          1.49%         2.24%

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                                               EMERGING GROWTH SUB-ACCOUNT
                                                                                       December 31
                                                    June 30     ---------------------------------------------------------
                                                     1997          1996            1995           1994         1993 (d)
                                                 -------------- ------------ -------------- -------------- --------------
Accumulation unit value, beginning of period      $   19.15      $   16.34    $     11.29   $      12.35   $      10.00
 Income from operations:
  Net investment income (loss)   ...............      (0.01)          0.73           0.54          (0.15)         (0.14)
  Net realized and unrealized gain (loss)
  on investments  ..............................       1.52           2.08           4.51          (0.91)          2.49
                                                  -----------    ---------    -----------   -------------- --------------
   Total income (loss) from operations    ......       1.51           2.81           5.05          (1.06)          2.35
                                                  -----------    ---------    -----------   -------------- --------------
Accumulation unit value, end of period    ......  $   20.66      $   19.15    $     16.34   $      11.29   $      12.35
                                                  ===========    =========    ===========   ============== ==============
Total return (a)  ..............................       7.87%         17.23%         44.75%         (8.65%)        23.54%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 213,615      $ 179,589    $   105,115   $     62,615   $     25,444
 Ratios of net investment income (loss)
 to average net assets (b)    ..................      (0.11%)        3.96%           3.85%         (1.33%)        (1.44%)




--------------------------------------------------------------------------------







                                                                      AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                               December 31
                                                   June 30     -------------------------------------------
                                                     1997          1996            1995         1994 (e)
                                                 ------------- -------------- ------------- --------------
Accumulation unit value, beginning of period      $   14.50     $    13.31     $    9.78    $     10.00
 Income from operations:
  Net investment income (loss)   ...............       0.01           0.31          0.40          (0.10)
  Net realized and unrealized gain (loss)
  on investments  ..............................       2.03           0.88          3.13          (0.12)
                                                  ---------     ----------     ---------    -------------
   Total income (loss) from operations    ......       2.04           1.19          3.53          (0.22)
                                                  ---------     ----------     ---------    -------------
Accumulation unit value, end of period    ......  $   16.54     $    14.50     $   13.31    $      9.78
                                                  =========     ==========     =========    =============
Total return (a)  ..............................      14.04%         8.91%         36.10%         (2.18%)
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 130,009     $  100,832     $  60,420    $    11,403
 Ratios of net investment income (loss)
 to average net assets (b)    ..................       0.04%          2.22%         3.04%         (1.19%)


--------------------------------------------------------------------------------







                                                                        BALANCED SUB-ACCOUNT
                                                                             December 31
                                                   June 30    -----------------------------------------
                                                    1997         1996           1995         1994 (e)
                                                 ------------ ------------ ------------- --------------
Accumulation unit value, beginning of period      $  12.05     $  11.03     $    9.34    $     10.00
 Income from operations:
  Net investment income (loss)   ...............      0.07         0.30          0.32           0.27
  Net realized and unrealized gain (loss)
  on investments  ..............................      0.78         0.72          1.37          (0.93)
                                                  --------     --------     ---------    -------------
   Total income (loss) from operations    ......      0.85         1.02          1.69          (0.66)
                                                  --------     --------     ---------    -------------
Accumulation unit value, end of period    ......  $  12.90     $  12.05     $   11.03    $      9.34
                                                  ========     ========     =========    =============
Total return (a)  ..............................      7.11%        9.18%        18.13%         (6.61%)
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 36,296     $ 28,734     $  16,069    $     7,936
 Ratios of net investment income (loss)
 to average net assets (b)    ..................      1.23%        2.69%         3.16%          3.48%

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                                   GROWTH & INCOME SUB-ACCOUNT (J)
                                                                             December 31
                                                   June 30    -----------------------------------------
                                                    1997         1996           1995         1994 (e)
                                                 ------------ ------------ ------------- --------------
Accumulation unit value, beginning of period      $  12.85     $  11.68     $    9.45    $     10.00
 Income from operations:
  Net investment income (loss)   ...............      0.12         0.68          0.47           0.33
  Net realized and unrealized gain (loss)
  on investments  ..............................      0.93         0.49          1.76          (0.88)
                                                  --------     --------     ---------    -------------
   Total income (loss) from operations    ......      1.05         1.17          2.23          (0.55)
                                                  --------     --------     ---------    -------------
Accumulation unit value, end of period    ......  $  13.90     $  12.85     $   11.68    $      9.45
                                                  ========     ========     =========    =============
Total return (a)  ..............................      8.18%       10.08%        23.52%         (5.47%)
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 25,676     $ 19,972     $  10,086    $     3,786
 Ratios of net investment income (loss)
 to average net assets (b)    ..................      1.89%        5.68%         4.50%          4.18%


--------------------------------------------------------------------------------







                                                                TACTICAL ASSET ALLOCATION
                                                                       SUB-ACCOUNT
                                                                       December 31
                                                   June 30     ----------------------------
                                                     1997          1996          1995 (f)
                                                 ------------- ------------- --------------
Accumulation unit value, beginning of period      $   13.36     $   11.84     $    10.00
 Income from operations:
  Net investment income (loss)   ...............       0.04          0.47           0.82
  Net realized and unrealized gain (loss)
  on investments  ..............................       1.00          1.05           1.02
                                                  ---------     ---------     ----------
   Total income (loss) from operations    ......       1.04          1.52           1.84
                                                  ---------     ---------     ----------
Accumulation unit value, end of period    ......  $   14.40     $   13.36     $    11.84
                                                  =========     =========     ==========
Total return (a)  ..............................       7.78%        12.83%         18.43%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 168,637     $ 125,577     $   72,300
 Ratios of net investment income (loss)
 to average net assets (b)    ..................       0.57%         3.72%          7.29%


--------------------------------------------------------------------------------







                                                      C.A.S.E. GROWTH
                                                        SUB-ACCOUNT
                                                   June 30     December 31
                                                     1997       1996 (g)
                                                 ------------- ------------
Accumulation unit value, beginning of period      $  10.77      $  10.00
 Income from operations:
  Net investment income (loss)   ...............     (0.01)         0.36
  Net realized and unrealized gain (loss)
  on investments  ..............................      0.49          0.41
                                                  ----------    --------
   Total income (loss) from operations    ......      0.48          0.77
                                                  ----------    --------
Accumulation unit value, end of period    ......  $  11.25      $  10.77
                                                  ==========    ========
Total return (a)  ..............................      4.46%         7.73%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 20,657      $ 12,542
 Ratios of net investment income (loss)
 to average net assets (b)    ..................     (0.04%)       5.46%

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                       GLOBAL SECTOR
                                                        SUB-ACCOUNT
                                                   June 30    December 31
                                                    1997       1996 (g)
                                                 ------------ ------------
Accumulation unit value, beginning of period      $  10.51      $ 10.00
 Income from operations:
  Net investment income (loss)   ...............     (0.03)        0.04
  Net realized and unrealized gain (loss)
  on investments  ..............................      0.66         0.47
                                                  ----------    -------
   Total income (loss) from operations    ......      0.63         0.51
                                                  ----------    -------
Accumulation unit value, end of period    ......  $  11.14      $ 10.51
                                                  ==========    =======
Total return (a)  ..............................      5.99%        5.09%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $  6,970      $ 3,509
 Ratios of net investment income (loss)
 to average net assets (b)    ..................     (0.65%)      0.59%


--------------------------------------------------------------------------------







                                                        VALUE EQUITY
                                                        SUB-ACCOUNT
                                                   June 30     December 31
                                                     1997       1996 (g)
                                                 ------------- ------------
Accumulation unit value, beginning of period      $  11.21      $  10.00
 Income from operations:
  Net investment income (loss)   ...............     (0.07)         0.02
  Net realized and unrealized gain (loss)
  on investments  ..............................      1.63          1.19
                                                  ----------    --------
   Total income (loss) from operations    ......      1.56          1.21
                                                  ----------    --------
Accumulation unit value, end of period    ......  $  12.77      $  11.21
                                                  ==========    ========
Total return (a)  ..............................     13.87%        12.13%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 61,456      $ 23,759
 Ratios of net investment income (loss)
 to average net assets (b)    ..................     (1.24%)       0.33%

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------







                                                  INTERNATIONAL
                                                     EQUITY      U.S. EQUITY
                                                   SUB-ACCOUNT   SUB-ACCOUNT
                                                     June 30       June 30
                                                    1997 (h)      1997 (h)
                                                  -------------- ------------
Accumulation unit value, beginning of period  ...   $  10.00      $  10.00
 Income from operations:
  Net investment income (loss)    ...............      (0.07)        (0.07)
  Net realized and unrealized gain (loss)
  on investments   ..............................       1.34          1.49
                                                    ----------    ----------
   Total income (loss) from operations  .........       1.27          1.42
                                                    ----------    ----------
Accumulation unit value, end of period  .........   $  11.27      $  11.42
                                                    ==========    ==========
Total return (a)   ..............................      12.66%        14.20%
Ratios and supplemental data:
 Net assets at end of period (in thousands)   ...   $  6,440      $ 10,979
 Ratios of net investment income (loss)
 to average net assets (b)  .....................      (1.36%)       (1.37%)

NOTES TO SELECTED PER UNIT DATA AND RATIOS
 * The above tables illustrate the change for a unit outstanding computed using average units outstanding throughout each period.

(a) For periods less than one year, the total return is not annualized.
(b) For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c) The inception date of this sub-account was December 3, 1992.
(d) The inception date of this sub-account was March 1, 1993.
(e) The inception date of this sub-account was March 1, 1994.
(f) The inception date of this sub-account was January 3, 1995.
(g) The inception date of this sub-account was May 1, 1996.
(h) The inception date of this sub-account was January 2, 1997.
(i) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(j) Prior to May 1, 1997, this sub-account was known as Utility.































The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------
June 30, 1997

NOTE 1 -- ORGANIZATION AND SUMMARY
                 OF SIGNIFICANT ACCOUNTING
                 POLICIES


      THE WRL SERIES ANNUITY ACCOUNT (THE "ANNUITY Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Annuity #1"); the WRL Freedom Bellwether and the WRL Freedom Conqueror ("Annuity #2"). Each contains sixteen investment options referred to as Sub-Accounts. Each Sub-Account invests in the corresponding Portfolio (the "Portfolios") of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These Portfolios and their respective Sub-Adviser are as follows:


PORTFOLIO                  SUB-ADVISER
------------------------   ----------------------------
Money Market               J.P. Morgan Investment
                           Management Inc.
Bond                       Janus Capital Corporation
                           ("JCC")
Growth                     JCC
Short-to-Intermediate      AEGON USA Investment
  Government               Management, Inc.
                           ("AIMI")
Global                     JCC
Strategic Total Return     Luther King Capital
                           Management
                           Corporation
Emerging Growth            Van Kampen American
                           Capital Asset
                           Management, Inc.
Aggressive Growth          Fred Alger Management, Inc.
Balanced                   AIMI
Growth & Income            Federated Investment
                           Counseling
Tactical Asset             Dean Investment Associates
  Allocation
C.A.S.E. Growth            C.A.S.E. Management, Inc.


PORTFOLIO         SUB-ADVISER
---------------   ------------------------------
Global Sector     Meridian Investment
                  Management Corporation
Value Equity      NWQ Investment Management
                  Company, Inc.
International     Scottish Equitable Investment
  Equity          Management, Ltd. and
                  GE Investment Management
                  Incorporated
U.S. Equity       GE Investment Management
                  Incorporated

      WRL and AIMI are indirect wholly-owned subsidiaries of AEGON USA, Inc., which, along with Scottish Equitable Investment Management, Ltd. are indirect wholly-owned subsidiaries of AEGON nv, a Netherlands corporation.


      On January 2, 1997, WRL made an initial contribution of $ 450,000 to the Annuity Account. The amount of the contribution and the units received are as follows:


SUB-ACCOUNT            CONTRIBUTION       UNITS
---------------------- -------------- --------------
International Equity     $ 300,000    30,000.000000
U.S. Equity              $ 150,000    15,000.000000

      The Annuity #2 Sub-Accounts were established on December 3, 1992 to hold assets that support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.


      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


      The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 (CONTINUED)
A. VALUATION OF INVESTMENTS


      The investments in each Portfolio's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund for each Portfolio on June 30, 1997. Investment transactions are accounted for on the trade date, using the Fund for each Portfolio NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.


B. FEDERAL INCOME TAXES


      The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2 -- CHARGES AND DEDUCTIONS


      CHARGES ARE ASSESSED BY WRL IN CONNECTION WITH issuance and administration of the Contracts.


A. CONTRACT CHARGES


      No deduction for sales expenses are made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.


      On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.
B. ANNUITY #2 SUB-ACCOUNTS CHARGES


      A daily charge equal to an annual rate of 1.40% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.


NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS


      DIVIDENDS OF THE FUND'S MONEY MARKET PORTFOLIO ARE declared daily and reinvested monthly. Dividends of the remaining Portfolios are declared and reinvested semiannually, while capital gain distributions are declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Annuity Account the next business day after declaration.


NOTE 4 -- OTHER MATTERS


      AS OF JUNE 30, 1997, THE EQUITY ACCOUNTS INCLUDE net unrealized appreciation (depreciation) on investments as follows:


SUB-ACCOUNT
----------------------------------
Money Market                       $      N/A
 Bond                                 (47,778)
 Growth                            77,661,665
Short-to-Intermediate Government       19,422
 Global                            64,805,088
Strategic Total Return             44,800,477
Emerging Growth                    39,785,122
Aggressive Growth                  17,355,547
 Balanced                           4,690,956
Growth & Income                     2,627,831
Tactical Asset Allocation          15,177,327
C.A.S.E. Growth                     1,532,533
Global Sector                         478,565
Value Equity                        6,434,587
International Equity                  426,506
U.S. Equity                           510,297

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31

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32

--------------------------------------------------------------------------------


                W R L  S E R I E S  A N N U I T Y  A C C O U N T
--------------------------------------------------------------------------------




                                 OFFICE OF THE

                          WRL SERIES ANNUITY ACCOUNT
                              201 HIGHLAND AVENUE
                              Largo, FL 33770-2597
                                 1-800-851-9777
                          ---------------------------



                                  Distributor:

                             INTERSECURITIES, INC.
                              201 Highland Avenue
                              Largo, FL 33770-2597
                          ---------------------------



                                    Insurer:

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                              201 Highland Avenue
                             Largo, FL 33770-2597
                          ---------------------------



                            Independent Accountants:

                             PRICE WATERHOUSE LLP
                                 1055 Broadway
                             Kansas City, MO 64105

                    THIS MATERIAL IS FOR CONTRACT HOLDER'S
                    REPORTING PURPOSES ONLY AND SHALL NOT BE
                    USED IN CONNECTION WITH A SOLICITATION,
                     OFFER OR ANY PROPOSED SALE OR PURCHASE
                      OF SECURITIES. THIS MATERIAL MUST BE
                    PRECEDED OR ACCOMPANIED BY A PROSPECTUS.













[GRAPHIC OMITTED]


              --------------------------------------------------

                   Western Reserve Life Assurance Co. of Ohio

                       Distributor: InterSecurities, Inc.
             201 Highland Avenue /bullet/ Largo, Florida 33770-2597


August 1997
ACC00002 (8/97)